                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:    06-30
                        --------------------------------------------------------

Date of reporting period:   09-30-2007
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DISCIPLINED GROWTH FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 5.4%
             7,685  Boeing Co.                                     $         807
               760  Cubic Corp.                                               32
             6,314  Lockheed Martin Corp.                                    685
             1,745  Precision Castparts Corp.                                258
                                                                 ---------------
                                                                           1,782
                                                                 ---------------
AIRLINES - 0.1%
               998  AMR Corp.(1)                                              22
                                                                 ---------------
AUTO COMPONENTS - 0.6%
               221  Cooper Tire & Rubber Co.                                   5
             1,885  Magna International Inc. Cl A                            182
                                                                 ---------------
                                                                             187
                                                                 ---------------
BEVERAGES - 0.6%
               550  Coca-Cola Company (The)                                   32
             2,068  PepsiCo, Inc.                                            151
                                                                 ---------------
                                                                             183
                                                                 ---------------
BIOTECHNOLOGY - 2.7%
             6,685  Cubist Pharmaceuticals Inc.(1)                           141
            10,449  Gilead Sciences, Inc.(1)                                 427
             9,472  OSI Pharmaceuticals Inc.(1)                              322
                                                                 ---------------
                                                                             890
                                                                 ---------------
CHEMICALS - 3.2%
             2,654  Celanese Corp., Series A                                 103
             7,222  H.B. Fuller Co.                                          214
             8,487  Monsanto Co.                                             728
                                                                 ---------------
                                                                           1,045
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
             2,853  Dun & Bradstreet Corp.                                   281
             2,285  Knoll Inc.                                                41
             4,921  Republic Services, Inc.                                  161
             6,900  Steelcase Inc. Cl A                                      124
                                                                 ---------------
                                                                             607
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.7%
            36,576  Cisco Systems Inc.(1)                                  1,211
             3,603  QUALCOMM Inc.                                            152

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             5,237  Research In Motion Ltd.(1)                               516
                                                                 ---------------
                                                                           1,879
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.8%
             4,714  Apple Inc.(1)                                            724
            10,152  Hewlett-Packard Co.                                      505
                                                                 ---------------
                                                                           1,229
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.9%
            12,117  Chicago Bridge & Iron Company
                    New York Shares                                          522
             2,974  Fluor Corp.                                              428
                                                                 ---------------
                                                                             950
                                                                 ---------------
CONSUMER FINANCE - 0.9%
             4,858  American Express Co.                                     288
                                                                 ---------------
DIVERSIFIED - 5.9%
            21,290  iShares Russell 1000 Growth
                    Index Fund                                             1,312
             7,300  iShares Russell 1000 Index Fund                          605
                                                                 ---------------
                                                                           1,917
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.5%
             2,997  ITT Educational Services Inc.(1)                         365
             2,509  Sotheby's                                                120
                                                                 ---------------
                                                                             485
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
             9,593  McGraw-Hill Companies, Inc.
                    (The)                                                    488
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
             7,516  NeuStar, Inc. Cl A(1)                                    258
            24,141  Qwest Communications
                    International Inc.(1)                                    221
                                                                 ---------------
                                                                             479
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
             5,889  Reliant Energy, Inc.(1)                                  151
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.9%
             2,388  Acuity Brands Inc.                                       121
               802  Belden Inc.                                               38
            25,510  GrafTech International Ltd.(1)                           454
                                                                 ---------------
                                                                             613
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
             3,505  Dolby Laboratories Inc. Cl A(1)                          122
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.0%
               421  Dresser-Rand Group Inc.(1)                                18
             5,998  Halliburton Co.                                          230
             4,331  National Oilwell Varco, Inc.(1)                          627
             3,995  Schlumberger Ltd.                                        419
                                                                 ---------------
                                                                           1,294
                                                                 ---------------
FOOD PRODUCTS - 1.0%
             5,677  Kellogg Co.                                              318
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
            11,968  Baxter International Inc.                                674
               692  Intuitive Surgical Inc.(1)                               159
                                                                 ---------------
                                                                             833
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.9%
             2,754  Coventry Health Care Inc.(1)                             171
             2,456  Health Net Inc.(1)                                       133
             8,324  Humana Inc.(1)                                           581
             2,807  Medco Health Solutions Inc.(1)                           254
             4,513  WellCare Health Plans Inc.(1)                            476
                                                                 ---------------
                                                                           1,615
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE(3)
               346  Choice Hotels International Inc.                          13
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
             4,012  Tempur-Pedic International Inc.(2)                       143
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.1%
             4,822  Clorox Company                                           293
             1,300  Colgate-Palmolive Co.                                     93
             2,414  Energizer Holdings Inc.(1)                               268
               311  Procter & Gamble Co. (The)                                22
                                                                 ---------------
                                                                             676
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
             4,596  General Electric Co.                                     190
                                                                 ---------------
INSURANCE - 1.9%
             4,935  Hartford Financial
                    Services Group Inc. (The)                                457

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,755  Prudential Financial, Inc.                               171
                                                                 ---------------
                                                                             628
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.5%
             6,763  Amazon.com, Inc.(1)                                      630
             1,979  Blue Nile Inc.(1)(2)                                     186
                                                                 ---------------
                                                                             816
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.0%
             3,718  eBay Inc.(1)                                             145
               341  Google Inc. Cl A(1)                                      194
                                                                 ---------------
                                                                             339
                                                                 ---------------
IT SERVICES - 5.4%
            14,157  Accenture Ltd. Cl A                                      570
               172  DST Systems, Inc.(1)                                      15
             8,095  International Business
                    Machines Corp.                                           954
             8,616  Total System Services Inc.(2)                            239
                                                                 ---------------
                                                                           1,778
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             3,108  Mattel, Inc.                                              73
                                                                 ---------------
MACHINERY - 3.4%
             7,484  Caterpillar Inc.                                         587
            11,578  Manitowoc Co., Inc. (The)                                513
                                                                 ---------------
                                                                           1,100
                                                                 ---------------
MEDIA - 4.7%
            15,835  DIRECTV Group, Inc. (The)(1)                             384
            12,696  EchoStar Communications Corp.
                    Cl A(1)                                                  595
             1,519  Morningstar, Inc.(1)                                      93
             3,465  Regal Entertainment Group Cl A                            76
            11,678  Walt Disney Co. (The)                                    402
                                                                 ---------------
                                                                           1,550
                                                                 ---------------
METALS & MINING - 0.6%
             4,108  AK Steel Holding Corp.(1)                                181
                                                                 ---------------
MULTILINE RETAIL - 1.2%
            13,540  Big Lots, Inc.(1)                                        404
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
             2,094  Exxon Mobil Corp.                                        194
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
             1,474  NBTY Inc.(1)                                              60
                                                                 ---------------
PHARMACEUTICALS - 7.6%
               706  Abbott Laboratories                                       38
             4,098  Biovail Corp.                                             71
            11,193  Eli Lilly and Company                                    636
             7,677  Forest Laboratories, Inc.(1)                             286
             8,217  Johnson & Johnson                                        540
             1,178  Merck & Co., Inc.                                         61
             6,210  MGI Pharma Inc.(1)                                       173
            21,958  Schering-Plough Corp.                                    694
               892  Warner Chilcott Ltd. Cl A(1)                              16
                                                                 ---------------
                                                                           2,515
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.1%
             3,074  CB Richard Ellis Group, Inc.
                    Cl A(1)                                                   86
             2,678  Jones Lang LaSalle Inc.                                  275
                                                                 ---------------
                                                                             361
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.3%
            10,189  Integrated Device
                    Technology Inc.(1)                                       158
            11,585  Intel Corp.                                              300
             7,210  MEMC Electronic Materials Inc.(1)                        424
            10,938  NVIDIA Corp.(1)                                          396
            10,415  Teradyne, Inc.(1)                                        144
                                                                 ---------------
                                                                           1,422
                                                                 ---------------
SOFTWARE - 5.4%
            12,427  Aspen Technology, Inc.(1)                                178
             3,327  Autodesk, Inc.(1)                                        166
             2,598  BMC Software Inc.(1)                                      81
            32,473  Microsoft Corporation                                    957
             3,863  Nuance Communications, Inc.(1)                            75
            12,022  Oracle Corp.(1)                                          260
               667  Salesforce.com Inc.(1)                                    34
                                                                 ---------------
                                                                           1,751
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
               884  AutoZone, Inc.(1)                                        103
             7,798  Gymboree Corp.(1)                                        274
             8,854  RadioShack Corp.                                         183
                                                                 ---------------
                                                                             560
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOBACCO - 1.3%
               405  Altria Group Inc.                                         28
             2,691  Loews Corp. - Carolina Group                             222
             3,475  UST Inc.                                                 172
                                                                 ---------------
                                                                             422
                                                                 ---------------
TOTAL COMMON STOCKS                                                       32,553
(Cost $27,961)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 5.5%
              $200  FHLB Discount Notes,
                    4.00%, 10/1/07(4)                                        200

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 2.375%, 4/15/11, valued at $1,635),
in a joint trading account at 3.75%,
dated 9/28/07, due 10/1/07
(Delivery value $1,601)                                                    1,600
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                           1,800
(Cost $1,800)                                                    ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(5) - 1.7%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $563)                                            563
(Cost $563)                                                      ---------------

TOTAL INVESTMENT SECURITIES - 106.8%                                      34,916
                                                                 ---------------
(Cost $30,324)

OTHER ASSETS AND LIABILITIES - (6.8)%                                    (2,215)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      32,701
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $536 (in thousands).
(3) Industry is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $   30,333
                                                                 ===============
Gross tax appreciation of investments                                $    5,138
Gross tax depreciation of investments                                      (555)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $    4,583
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 2.3%
           114,406  Boeing Co.                                      $     12,011
           647,840  Lockheed Martin Corp.                                 70,285
                                                                 ---------------
                                                                          82,296
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            46,762  C.H. Robinson Worldwide Inc.                           2,539
            84,153  FedEx Corporation                                      8,815
           292,219  United Parcel Service, Inc. Cl B                      21,945
                                                                 ---------------
                                                                          33,299
                                                                 ---------------
AIRLINES - 0.1%
           212,607  Southwest Airlines Co.                                 3,147
                                                                 ---------------
AUTO COMPONENTS - 0.4%
           161,735  Magna International Inc. Cl A                         15,577
                                                                 ---------------
AUTOMOBILES - 0.3%
         1,097,315  Ford Motor Co.(1)(2)                                   9,316
                                                                 ---------------
BEVERAGES - 0.7%
           783,427  Coca-Cola Enterprises Inc.                            18,974
            46,023  Pepsi Bottling Group Inc.                              1,711
           187,786  PepsiAmericas, Inc.                                    6,092
             3,900  PepsiCo, Inc.                                            286
                                                                 ---------------
                                                                          27,063
                                                                 ---------------
BIOTECHNOLOGY - 2.4%
           195,580  Amgen Inc.(1)                                         11,064
           688,627  Biogen Idec Inc.(1)                                   45,676
            13,939  Cubist Pharmaceuticals Inc.(1)                           295
           717,426  Gilead Sciences, Inc.(1)                              29,321
                                                                 ---------------
                                                                          86,356
                                                                 ---------------
CAPITAL MARKETS - 3.0%
           174,770  Goldman Sachs Group, Inc. (The)                       37,880
           170,106  Merrill Lynch & Co., Inc.                             12,125
           969,025  Morgan Stanley                                        61,048
                                                                 ---------------
                                                                         111,053
                                                                 ---------------
CHEMICALS - 0.7%
           569,569  Celanese Corp., Series A                              22,202

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            56,111  CF Industries Holdings, Inc.                           4,259
                                                                 ---------------
                                                                          26,461
                                                                 ---------------
COMMERCIAL BANKS - 1.5%
            68,796  Royal Bank of Canada                                   3,820
         1,417,545  Wells Fargo & Co.                                     50,493
                                                                 ---------------
                                                                          54,313
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
           408,766  Deluxe Corp.                                          15,059
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
         2,837,613  Cisco Systems Inc.(1)                                 93,953
            75,153  CommScope, Inc.(1)                                     3,776
                                                                 ---------------
                                                                          97,729
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
            53,695  Apple Inc.(1)                                          8,244
           175,430  Emulex Corp.(1)                                        3,363
         2,105,921  Hewlett-Packard Co.                                  104,854
           160,006  NCR Corp.(1)                                           7,968
                                                                 ---------------
                                                                         124,429
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.1%
           769,319  Chicago Bridge & Iron
                    Company New York Shares                               33,126
           373,360  EMCOR Group Inc.(1)                                   11,709
           148,079  Fluor Corp.                                           21,320
           178,822  Perini Corp.(1)                                       10,002
                                                                 ---------------
                                                                          76,157
                                                                 ---------------
CONSUMER FINANCE - 1.4%
           697,665  American Express Co.                                  41,420
           484,512  Discover Financial Services(1)                        10,078
                                                                 ---------------
                                                                          51,498
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
           403,701  Rock-Tenn Co. Cl A                                    11,667
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
           598,155  Sotheby's                                             28,586
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.6%
         1,325,079  Bank of America Corp.                                 66,612
         2,484,569  Citigroup Inc.                                       115,956

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         2,170,444  JPMorgan Chase & Co.                                  99,450
           624,974  McGraw-Hill
                    Companies, Inc. (The)                                 31,817
                                                                 ---------------
                                                                         313,835
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.3%
         1,397,789  AT&T Inc.                                             59,141
            21,049  CenturyTel Inc.                                          973
           525,979  Verizon Communications Inc.                           23,290
                                                                 ---------------
                                                                          83,404
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
            62,971  Edison International                                   3,492
            54,055  El Paso Electric Co.(1)                                1,250
           412,534  Entergy Corp.                                         44,673
         1,084,027  Reliant Energy, Inc.(1)                               27,751
                                                                 ---------------
                                                                          77,166
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           382,848  Acuity Brands Inc.                                    19,326
           659,507  GrafTech International Ltd.(1)                        11,766
                                                                 ---------------
                                                                          31,092
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
           348,505  Avnet Inc.(1)                                         13,891
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.5%
            99,862  Halliburton Co.                                        3,835
           364,121  National Oilwell Varco, Inc.(1)                       52,615
                                                                 ---------------
                                                                          56,450
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
         2,061,628  Kroger Co. (The)                                      58,798
                                                                 ---------------
FOOD PRODUCTS - 0.7%
           435,491  General Mills, Inc.                                   25,263
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
         1,158,606  Baxter International Inc.                             65,206
           620,858  Becton, Dickinson & Co.                               50,941
            32,139  Kinetic Concepts Inc.(1)                               1,809
           235,871  Mettler-Toledo
                    International, Inc.(1)                                24,059
                                                                 ---------------
                                                                         142,015
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.0%
           155,247  Apria Healthcare Group Inc.(1)(2)                      4,038
           177,922  Express Scripts, Inc.(1)                               9,932

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           157,784  Healthspring Inc.(1)                                   3,077
           946,588  Humana Inc.(1)                                        66,148
               893  McKesson Corp.                                            52
             5,263  UnitedHealth Group Inc.                                  255
           580,559  WellCare Health Plans Inc.(1)                         61,208
                                                                 ---------------
                                                                         144,710
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
           361,639  Choice Hotels International Inc.                      13,623
           799,624  McDonald's Corporation                                43,555
                                                                 ---------------
                                                                          57,178
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            60,626  Blyth, Inc.                                            1,240
            36,783  NVR, Inc.(1)(2)                                       17,297
           144,500  Snap-on Incorporated                                   7,159
                                                                 ---------------
                                                                          25,696
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.2%
            50,615  Colgate-Palmolive Co.                                  3,610
           342,097  Energizer Holdings Inc.(1)                            37,921
            54,651  Procter & Gamble Co. (The)                             3,844
                                                                 ---------------
                                                                          45,375
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
           565,347  AES Corp. (The)(1)                                    11,329
            70,917  TXU Corp.                                              4,856
                                                                 ---------------
                                                                          16,185
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.7%
         1,460,934  General Electric Co.                                  60,483
                                                                 ---------------
INSURANCE - 5.1%
           192,942  Ace, Ltd.                                             11,686
           296,386  American Financial Group, Inc.                         8,444
           563,188  Arch Capital Group Ltd.(1)                            41,908
           978,859  Aspen Insurance Holdings Ltd.                         27,320
         1,013,025  Axis Capital Holdings Ltd.                            39,417
           513,738  Berkley (W.R.) Corp.                                  15,222
           970,498  Endurance Specialty Holdings Ltd.                     40,324
            15,919  Travelers Companies, Inc. (The)                          801
                                                                 ---------------
                                                                         185,122
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
            96,344  Amazon.com, Inc.(1)                                    8,974
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.1%
           197,365  United Online, Inc.(2)                                 2,962
                                                                 ---------------
IT SERVICES - 5.1%
         1,451,645  Accenture Ltd. Cl A                                   58,429
           285,877  Electronic Data Systems Corp.                          6,244
           981,031  International Business
                    Machines Corp.                                       115,565
           202,549  Total System Services Inc.(2)                          5,627
                                                                 ---------------
                                                                         185,865
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.7%
           489,014  Eastman Kodak Co.(2)                                  13,086
           710,152  Hasbro, Inc.                                          19,799
         1,197,144  Mattel, Inc.                                          28,085
                                                                 ---------------
                                                                          60,970
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
           146,490  Invitrogen Corp.(1)                                   11,973
                                                                 ---------------
MEDIA - 5.1%
         1,087,616  DIRECTV Group, Inc. (The)(1)                          26,407
         1,187,616  EchoStar Communications Corp.
                    Cl A(1)                                               55,592
            78,065  Omnicom Group Inc.                                     3,754
           676,477  Regal Entertainment Group Cl A                        14,849
           298,303  Sinclair Broadcast Group, Inc.
                    Cl A                                                   3,592
           242,191  Viacom Inc. Cl B(1)                                    9,438
         2,153,939  Walt Disney Co. (The)                                 74,074
                                                                 ---------------
                                                                         187,706
                                                                 ---------------
METALS & MINING - 0.1%
            43,166  AK Steel Holding Corp.(1)                              1,897
            33,657  Freeport-McMoRan
                    Copper & Gold, Inc.                                    3,530
                                                                 ---------------
                                                                           5,427
                                                                 ---------------
MULTILINE RETAIL - 1.2%
           969,655  Big Lots, Inc.(1)                                     28,934
           385,860  Dollar Tree Stores Inc.(1)                            15,643
                                                                 ---------------
                                                                          44,577
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
         1,458,526  Xerox Corp.(1)                                        25,291
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.5%
           919,217  Chevron Corp.                                         86,020
         1,126,470  ConocoPhillips                                        98,870
           734,580  EnCana Corp.                                          45,434

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         2,254,480  Exxon Mobil Corp.                                    208,675
             6,259  Frontier Oil Corp.                                       261
            49,151  Holly Corp.                                            2,941
           213,428  Valero Energy Corp.                                   14,338
                                                                 ---------------
                                                                         456,539
                                                                 ---------------
PHARMACEUTICALS - 5.4%
           721,524  Biovail Corp.                                         12,533
           737,168  Eli Lilly and Company                                 41,967
         1,630,741  Johnson & Johnson                                    107,140
            94,457  Merck & Co., Inc.                                      4,882
           560,118  Pfizer Inc.                                           13,684
           520,077  Watson Pharmaceuticals, Inc.(1)                       16,850
                                                                 ---------------
                                                                         197,056
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
            42,531  CB Richard Ellis Group, Inc.
                    Cl A(1)                                                1,184
            21,629  Jones Lang LaSalle Inc.                                2,223
                                                                 ---------------
                                                                           3,407
                                                                 ---------------
ROAD & RAIL - 0.7%
            96,771  Burlington Northern
                    Santa Fe Corp.                                         7,855
           117,238  CSX Corporation                                        5,010
           106,923  Norfolk Southern Corp.                                 5,550
            74,302  Union Pacific Corp.                                    8,400
                                                                 ---------------
                                                                          26,815
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.8%
           836,600  Applied Materials, Inc.                               17,318
            40,788  ASM International N.V.(2)                              1,166
           533,013  Intel Corp.                                           13,784
           766,551  NVIDIA Corp.(1)                                       27,779
           377,770  Teradyne, Inc.(1)                                      5,213
                                                                 ---------------
                                                                          65,260
                                                                 ---------------
SOFTWARE - 0.9%
           307,926  BMC Software Inc.(1)                                   9,617
           621,890  Microsoft Corporation                                 18,320
           200,855  Oracle Corp.(1)                                        4,349
                                                                 ---------------
                                                                          32,286
                                                                 ---------------
SPECIALTY RETAIL - 2.8%
           370,861  AutoZone, Inc.(1)                                     43,073
            11,960  Gymboree Corp.(1)                                        421
           126,782  Men's Wearhouse, Inc. (The)                            6,405
         1,419,045  RadioShack Corp.(2)                                   29,317

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           817,847  TJX Companies, Inc. (The)                             23,775
                                                                 ---------------
                                                                         102,991
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.4%
           375,024  Washington Mutual, Inc.                               13,242
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
            49,429  United States Cellular Corp.(1)                        4,854
                                                                 ---------------
TOTAL COMMON STOCKS                                                    3,626,864
(Cost $3,061,462)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 2.375%, 4/15/11, valued at $7,972),
in a joint trading account at 3.75%,
dated 9/28/07, due 10/1/07
(Delivery value $7,802)                                                    7,800
                                                                 ---------------
(Cost $7,800)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.3%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.00%, dated 9/28/07, due 10/1/07
(Delivery value $40,017)                                                  40,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $6,045)                                        6,042
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             46,042
(Cost $46,042)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.8%                                   3,680,706
                                                                 ---------------
(Cost $3,115,304)

OTHER ASSETS AND LIABILITIES - (0.8)%                                   (28,099)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  3,652,607
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $42,653 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 3,118,882
                                                                 ===============
Gross tax appreciation of investments                               $   639,796
Gross tax depreciation of investments                                   (77,972)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   561,824
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 2.8%
            34,661  Boeing Co.                                     $       3,639
           450,185  Lockheed Martin Corp.                                 48,841
           763,522  Northrop Grumman Corp.                                59,554
           121,390  Raytheon Company                                       7,747
                                                                 ---------------
                                                                         119,781
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
           127,882  FedEx Corporation                                     13,396
           433,283  United Parcel Service, Inc. Cl B                      32,539
                                                                 ---------------
                                                                          45,935
                                                                 ---------------
AIRLINES - 0.1%
           396,260  Southwest Airlines Co.                                 5,865
                                                                 ---------------
AUTO COMPONENTS - 0.7%
           292,886  Magna International Inc. Cl A                         28,208
                                                                 ---------------
BEVERAGES - 1.0%
           575,646  Coca-Cola Enterprises Inc.                            13,942
           196,306  Molson Coors Brewing Co.                              19,566
           133,223  Pepsi Bottling Group Inc.                              4,952
           191,339  PepsiAmericas, Inc.                                    6,207
                                                                 ---------------
                                                                          44,667
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
         1,122,809  Amgen Inc.(1)                                         63,517
            42,005  Biogen Idec Inc.(1)                                    2,786
                                                                 ---------------
                                                                          66,303
                                                                 ---------------
CAPITAL MARKETS - 5.9%
           381,550  Goldman Sachs Group, Inc. (The)                       82,697
           641,107  Lehman Brothers Holdings Inc.                         39,576
           844,669  Merrill Lynch & Co., Inc.                             60,208
         1,094,000  Morgan Stanley                                        68,922
                                                                 ---------------
                                                                         251,403
                                                                 ---------------
CHEMICALS - 0.6%
            47,899  CF Industries Holdings, Inc.                           3,636
           830,652  Methanex Corp.                                        21,099
                                                                 ---------------
                                                                          24,735
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           462,020  Deluxe Corp.                                          17,021

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           114,219  Watson Wyatt Worldwide, Inc.
                    Cl A                                                   5,133
                                                                 ---------------
                                                                          22,154
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           315,785  Cisco Systems Inc.(1)                                 10,456
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.1%
         1,861,435  Hewlett-Packard Co.                                   92,681
         1,487,507  Western Digital Corp.(1)                              37,664
                                                                 ---------------
                                                                         130,345
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
            83,842  Perini Corp.(1)                                        4,689
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            81,944  Advanta Corp. Cl B                                     2,247
           146,311  Capital One Financial Corp.                            9,719
           529,490  Discover Financial Services(1)                        11,014
                                                                 ---------------
                                                                          22,980
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
           441,367  Sonoco Products Co.                                   13,320
                                                                 ---------------
DISTRIBUTORS - 0.1%
           280,001  Building Materials
                    Holding Corp.(2)                                       2,962
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
           153,146  Sotheby's                                              7,319
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.4%
         2,439,300  Bank of America Corp.                                122,624
         2,674,332  Citigroup Inc.                                       124,811
         2,127,230  JPMorgan Chase & Co.                                  97,470
           762,639  KKR Financial Holdings LLC(2)                         12,850
                                                                 ---------------
                                                                         357,755
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.6%
         1,292,480  AT&T Inc.                                             54,685
            36,910  Embarq Corp.                                           2,052
         2,151,496  Verizon Communications Inc.                           95,268
           239,104  Windstream Corp.                                       3,376
                                                                 ---------------
                                                                         155,381
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
           402,900  Edison International                                  22,341
           392,990  FPL Group, Inc.                                       23,925
           147,831  Progress Energy Inc.                                   6,926
                                                                 ---------------
                                                                          53,192
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.1%
         1,165,138  Avnet Inc.(1)                                         46,443
           489,373  Nam Tai Electronics, Inc.                              6,156
           195,319  Tektronix, Inc.                                        5,418
           195,985  Tyco Electronics Ltd.                                  6,944
         1,755,046  Vishay Intertechnology, Inc.(1)                       22,868
                                                                 ---------------
                                                                          87,829
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
         1,189,212  Grey Wolf Inc.(1)                                      7,789
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           324,739  Kroger Co. (The)                                       9,262
                                                                 ---------------
FOOD PRODUCTS - 1.1%
           636,196  General Mills, Inc.                                   36,906
            79,261  Kraft Foods Inc. Cl A                                  2,735
             4,139  Seaboard Corp.(2)                                      8,112
                                                                 ---------------
                                                                          47,753
                                                                 ---------------
GAS UTILITIES(3)
            30,541  Atmos Energy Corp.                                       865
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
           578,884  Becton, Dickinson & Co.                               47,498
         2,638,235  Boston Scientific Corp.(1)                            36,803
           146,168  Covidien Ltd.(1)                                       6,066
                                                                 ---------------
                                                                          90,367
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.3%
           640,783  Aetna Inc.(4)                                         34,775
           670,877  AMERIGROUP Corporation(1)                             23,132
           400,998  Apria Healthcare Group Inc.(1)                        10,430
            57,846  Coventry Health Care Inc.(1)                           3,599
           323,207  Healthspring Inc.(1)                                   6,303
           851,727  Humana Inc.(1)                                        59,519
           404,840  WellCare Health Plans Inc.(1)                         42,682
            21,672  WellPoint Inc.(1)                                      1,710
                                                                 ---------------
                                                                         182,150
                                                                 ---------------

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
           720,961  McDonald's Corporation                                39,270
           147,884  Triarc Cos., Inc. Cl B(2)                              1,850
            61,956  Wyndham Worldwide Corp.                                2,030
                                                                 ---------------
                                                                          43,150
                                                                 ---------------
HOUSEHOLD DURABLES - 2.1%
            39,148  Black & Decker Corporation                             3,261
           353,751  Blyth, Inc.                                            7,234
           598,886  Newell Rubbermaid Inc.                                17,260
            57,556  NVR, Inc.(1)(2)                                       27,066
         1,128,921  Tupperware Brands Corp.                               35,550
                                                                 ---------------
                                                                          90,371
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
           889,858  Kimberly-Clark Corp.                                  62,521
           252,785  Procter & Gamble Co. (The)                            17,781
                                                                 ---------------
                                                                          80,302
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.2%
         2,047,442  General Electric Co.                                  84,764
           195,985  Tyco International Ltd.                                8,690
                                                                 ---------------
                                                                          93,454
                                                                 ---------------
INSURANCE - 5.6%
           984,441  Ace, Ltd.                                             59,628
            39,207  Allstate Corp.                                         2,242
           294,812  American Financial Group, Inc.                         8,399
           150,214  American International Group, Inc.                    10,162
           382,337  Arch Capital Group Ltd.(1)                            28,450
           855,065  Aspen Insurance Holdings Ltd.                         23,865
           462,407  Axis Capital Holdings Ltd.                            17,992
         1,024,961  Endurance Specialty Holdings Ltd.                     42,587
           167,126  Odyssey Re Holdings Corp.(2)                           6,202
           292,338  PartnerRe Ltd.                                        23,092
           199,096  XL Capital Ltd. Cl A                                  15,768
                                                                 ---------------
                                                                         238,387
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
           327,331  Open Text Corp.(1)(2)                                  8,501
         1,633,755  United Online, Inc.                                   24,522
                                                                 ---------------
                                                                          33,023
                                                                 ---------------
IT SERVICES - 5.5%
         1,302,230  Accenture Ltd. Cl A                                   52,415
           444,873  Acxiom Corp.                                           8,804
           908,890  Computer Sciences Corp.(1)                            50,807

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           841,085  Electronic Data Systems Corp.                         18,369
           872,680  International Business
                    Machines Corp.                                       102,802
            97,979  SAIC Inc.(1)                                           1,880
                                                                 ---------------
                                                                         235,077
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.2%
         1,031,714  Eastman Kodak Co.(2)                                  27,609
         1,557,281  Hasbro, Inc.                                          43,416
           915,377  Mattel, Inc.                                          21,475
            16,754  Polaris Industries Inc.(2)                               731
                                                                 ---------------
                                                                          93,231
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
           337,130  Applera Corporation -
                    Applied Biosystems Group                              11,678
                                                                 ---------------
MACHINERY - 0.3%
           100,964  Cummins Inc.                                          12,912
                                                                 ---------------
MEDIA - 2.8%
         1,105,652  CBS Corp. Cl B                                        34,828
           301,098  Idearc Inc.                                            9,476
           638,286  Regal Entertainment Group Cl A                        14,010
           459,359  Sinclair Broadcast Group, Inc.
                    Cl A                                                   5,531
         1,593,095  Walt Disney Co. (The)                                 54,786
                                                                 ---------------
                                                                         118,631
                                                                 ---------------
METALS & MINING - 2.0%
           388,744  Freeport-McMoRan Copper &
                    Gold, Inc.                                            40,775
           114,171  Southern Copper Corp.(2)                              14,138
           275,851  United States Steel Corp.                             29,224
                                                                 ---------------
                                                                          84,137
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           419,733  Big Lots, Inc.(1)                                     12,525
                                                                 ---------------
OFFICE ELECTRONICS - 1.1%
         2,784,434  Xerox Corp.(1)                                        48,282
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 13.8%
           149,923  Alon USA Energy, Inc.                                  5,064
            95,898  Alpha Natural Resources, Inc.(1)                       2,228
         1,260,658  Chevron Corp.                                        117,972
         1,134,400  ConocoPhillips                                        99,566
            58,941  Delek US Holdings Inc.                                 1,478
           590,043  EnCana Corp.                                          36,494
         2,358,153  Exxon Mobil Corp.                                    218,272
           597,738  Occidental Petroleum Corp.                            38,303

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            27,345  Overseas Shipholding Group                             2,101
           305,199  Tesoro Corp.                                          14,045
           817,051  Valero Energy Corp.                                   54,889
                                                                 ---------------
                                                                         590,412
                                                                 ---------------
PHARMACEUTICALS - 6.8%
         1,406,387  Biovail Corp.                                         24,429
         1,675,351  Johnson & Johnson                                    110,071
         1,574,643  King Pharmaceuticals, Inc.(1)                         18,455
           221,299  Merck & Co., Inc.                                     11,439
         4,279,305  Pfizer Inc.                                          104,543
           777,546  ViroPharma Inc.(1)(2)                                  6,920
           455,146  Watson Pharmaceuticals, Inc.(1)                       14,747
                                                                 ---------------
                                                                         290,604
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
           907,692  iStar Financial Inc.                                  30,852
           168,461  Potlatch Corp.                                         7,586
                                                                 ---------------
                                                                          38,438
                                                                 ---------------
ROAD & RAIL - 1.0%
           142,473  Burlington Northern
                    Santa Fe Corp.                                        11,565
           191,870  CSX Corp.                                              8,199
           190,600  Norfolk Southern Corp.                                 9,894
           121,886  Union Pacific Corp.                                   13,780
                                                                 ---------------
                                                                          43,438
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.3%
         1,072,952  Applied Materials, Inc.                               22,210
            47,968  ASM International N.V.(2)                              1,371
             4,455  Intel Corp.                                              115
           516,629  Lam Research Corp.(1)                                 27,516
            33,671  Novellus Systems, Inc.(1)                                918
           188,143  OmniVision
                    Technologies, Inc.(1)(2)                               4,276
                                                                 ---------------
                                                                          56,406
                                                                 ---------------
SOFTWARE - 2.1%
         2,769,407  Microsoft Corporation                                 81,587
           185,490  Sybase, Inc.(1)                                        4,290
           117,456  Symantec Corp.(1)                                      2,276
                                                                 ---------------
                                                                          88,153
                                                                 ---------------
SPECIALTY RETAIL - 0.9%
           359,901  Brown Shoe Company, Inc.                               6,982
            64,163  Dress Barn Inc.(1)(2)                                  1,091

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         1,570,959  RadioShack Corp.(2)                                   32,457
                                                                 ---------------
                                                                          40,530
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.8%
           219,467  Corus Bankshares Inc.(2)                               2,857
           479,195  Countrywide Financial Corp.                            9,109
           281,515  IndyMac Bancorp, Inc.(2)                               6,647
         1,593,151  Washington Mutual, Inc.                               56,255
                                                                 ---------------
                                                                          74,868
                                                                 ---------------
TOBACCO - 0.3%
            56,014  Altria Group Inc.                                      3,895
           146,648  Reynolds American Inc.(2)                              9,325
                                                                 ---------------
                                                                          13,220
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,224,694
(Cost $3,428,250)                                                ---------------

TEMPORARY CASH INVESTMENTS(3)
            $2,000  FHLB Discount Notes,
                    4.00%, 10/1/07(5)                                      2,000
                                                                 ---------------
(Cost $2,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(6) - 2.4%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $102,301)                                    102,257
                                                                 ---------------
(Cost $102,257)

TOTAL INVESTMENT SECURITIES - 101.4%                                   4,328,951
                                                                 ---------------
(Cost $3,532,507)

OTHER ASSETS AND LIABILITIES - (1.4)%                                   (60,556)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,268,395
                                                                 ===============

FUTURES CONTRACTS
                                Expiration       Underlying Face     Unrealized
Contracts Purchased                Date          Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
278  S&P 500 E-Mini Futures    December 2007         $21,406             $78
                                                ================================

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $100,115
    (in thousands).
(3) Category is less than 0.05% of total net assets.
(4) Security, or a portion thereof, has been segregated for futures contracts.
(5) The rate indicated is the yield to maturity at purchase.
(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 3,547,713
                                                                 ===============
Gross tax appreciation of investments                               $   931,531
Gross tax depreciation of investments                                  (150,293)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   781,238
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 1.4%
           192,328  Cubic Corp.                                    $       8,110
           202,231  Curtiss-Wright Corp.                                   9,607
             8,080  Herley Industries Inc.(1)                                121
            11,462  Teledyne Technologies Inc.(1)                            612
            22,103  United Industrial Corp.(2)                             1,663
                                                                 ---------------
                                                                          20,113
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
            70,630  Forward Air Corp.(2)                                   2,103
            78,187  Hub Group Inc. Cl A(1)                                 2,348
                                                                 ---------------
                                                                           4,451
                                                                 ---------------
AIRLINES - 0.3%
            97,034  Frontier Airlines
                    Holdings, Inc.(1)(2)                                     601
            80,669  Mesa Air Group, Inc.(1)(2)                               358
           159,701  SkyWest, Inc.                                          4,019
                                                                 ---------------
                                                                           4,978
                                                                 ---------------
AUTO COMPONENTS - 1.1%
           115,784  Aftermarket Technology Corp.(1)                        3,675
           132,801  Cooper Tire & Rubber Co.                               3,240
           195,249  Drew Industries Inc.(1)                                7,943
            15,868  GenTek Inc.(1)(2)                                        477
            57,728  Stoneridge Inc.(1)(2)                                    589
                                                                 ---------------
                                                                          15,924
                                                                 ---------------
BEVERAGES - 0.1%
            11,173  Coca-Cola Bottling Co.
                    Consolidated(2)                                          674
            26,068  PepsiAmericas, Inc.                                      845
                                                                 ---------------
                                                                           1,519
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
           198,381  Cubist Pharmaceuticals Inc.(1)                         4,192
           382,506  OSI Pharmaceuticals Inc.(1)                           13,001
                                                                 ---------------
                                                                          17,193
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
            40,049  Apogee Enterprises Inc.(2)                             1,039
           156,902  Goodman Global, Inc.(1)                                3,747
                                                                 ---------------
                                                                           4,786
                                                                 ---------------
CAPITAL MARKETS - 1.0%
            93,351  Calamos Asset Management, Inc.
                    Cl A                                                   2,635

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           659,271  SWS Group Inc.(2)                                     11,663
                                                                 ---------------
                                                                          14,298
                                                                 ---------------
CHEMICALS - 2.6%
           608,651  Celanese Corp., Series A                              23,726
            56,090  CF Industries Holdings, Inc.                           4,258
            80,222  Koppers Holdings Inc.                                  3,097
           137,931  Methanex Corp.                                         3,503
           121,288  Terra Industries Inc.(1)                               3,791
                                                                 ---------------
                                                                          38,375
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
            56,136  BancFirst Corp.                                        2,519
           313,312  Bank of Hawaii Corporation                            16,560
            60,994  City Holding Company                                   2,221
           151,510  City National Corp.                                   10,531
           113,201  Commerce Bancshares, Inc.                              5,195
           175,052  East West Bancorp, Inc.                                6,295
            49,045  Financial Institutions, Inc.(2)                          887
            15,182  First Citizens BancShares, Inc.                        2,648
            50,570  First Regional Bancorp(1)                              1,240
           159,363  Pacific Capital Bancorp(2)                             4,191
            39,161  Preferred Bank                                         1,541
            97,691  Prosperity Bancshares, Inc.                            3,239
           157,484  SVB Financial Group(1)(2)                              7,458
            31,599  Temecula Valley Bancorp Inc.(2)                          536
            19,444  Trustmark Corp.(2)                                       545
           109,467  Vineyard National Bancorp(2)                           1,830
                                                                 ---------------
                                                                          67,436
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.3%
           163,534  COMSYS IT Partners Inc.(1)                             2,749
           410,808  Deluxe Corp.                                          15,133
            10,873  Dun & Bradstreet Corp.                                 1,072
            53,371  First Consulting Group Inc.(1)                           550
           165,184  Heidrick & Struggles
                    International Inc.(1)(2)                               6,021
           319,696  Knoll Inc.                                             5,671
            10,629  Multi-Color Corp.(2)                                     243
            28,674  PRG-Schultz
                    International, Inc.(1)(2)                                389
            44,422  Standard Parking Corp.(1)(2)                           1,768
            28,841  Stericycle Inc.(1)                                     1,649
            15,742  Waste Industries USA, Inc.                               451
           284,308  Watson Wyatt Worldwide, Inc.
                    Cl A                                                  12,777
                                                                 ---------------
                                                                          48,473
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.1%
           125,099  Avici Systems Inc.                                     1,334
            26,670  Blue Coat Systems, Inc.(1)                             2,101
           327,283  CommScope, Inc.(1)                                    16,442
           158,383  Comtech
                    Telecommunications Corp.(1)                            8,471

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           112,443  InterDigital, Inc.(1)(2)                               2,337
                                                                 ---------------
                                                                          30,685
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
           442,011  Emulex Corp.(1)                                        8,473
           843,192  Immersion Corp.(1)(2)                                 13,812
           206,363  Intevac, Inc.(1)(2)                                    3,137
           413,318  Quantum Corp.(1)                                       1,405
           183,588  Western Digital Corp.(1)                               4,648
             6,450  Xyratex Ltd.(1)                                          124
                                                                 ---------------
                                                                          31,599
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.4%
           251,349  Chicago Bridge & Iron Company
                    New York Shares                                       10,823
           645,199  EMCOR Group Inc.(1)                                   20,234
            38,771  Michael Baker Corp.(1)                                 1,900
           294,211  Perini Corp.(1)                                       16,455
                                                                 ---------------
                                                                          49,412
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           125,261  Advanta Corp. Cl B                                     3,434
             4,699  AmeriCredit Corp.(1)                                      83
                                                                 ---------------
                                                                           3,517
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
            28,316  AEP Industries Inc.(1)                                 1,199
            74,122  Crown Holdings Inc.(1)                                 1,687
           468,984  Pactiv Corp.(1)                                       13,441
           433,076  Rock-Tenn Co. Cl A                                    12,516
            29,544  Silgan Holdings Inc.                                   1,588
                                                                 ---------------
                                                                          30,431
                                                                 ---------------
DISTRIBUTORS - 0.2%
            77,354  Core-Mark Holding Co., Inc.(1)(2)                      2,725
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.0%
            10,626  Coinstar Inc.(1)                                         342
           144,101  CPI Corp.(2)                                           5,551
           125,697  Pre-Paid Legal Services Inc.(1)                        6,971
           327,128  Sotheby's                                             15,633
                                                                 ---------------
                                                                          28,497
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
            61,541  CenturyTel Inc.                                        2,844
           501,843  Cincinnati Bell Inc.(1)                                2,479

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           356,674  Premiere Global
                    Services Inc.(1)(2)                                    4,512
                                                                 ---------------
                                                                           9,835
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
            25,217  Allete Inc.                                            1,129
           717,309  El Paso Electric Co.(1)                               16,591
           286,916  UniSource Energy Corp.                                 8,576
                                                                 ---------------
                                                                          26,296
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.7%
           413,463  Belden Inc.                                           19,396
            86,355  Encore Wire Corp.(2)                                   2,170
           989,258  GrafTech International Ltd.(1)                        17,648
                                                                 ---------------
                                                                          39,214
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.4%
           274,099  Checkpoint Systems, Inc.(1)(2)                         7,234
           163,036  Dolby Laboratories Inc. Cl A(1)                        5,677
            37,461  Itron Inc.(1)                                          3,486
            20,347  Littelfuse, Inc.(1)                                      726
           127,533  LoJack Corp.(1)                                        2,418
           464,440  Methode Electronics, Inc.                              6,991
            51,076  Tech Data Corp.(1)                                     2,049
            10,105  Tektronix, Inc.                                          280
           132,581  TESSCO Technologies, Inc.(1)                           2,080
            88,958  Trimble Navigation Ltd.(1)                             3,488
                                                                 ---------------
                                                                          34,429
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
            56,397  Bristow Group Inc.(1)                                  2,465
         1,915,545  Grey Wolf Inc.(1)                                     12,548
           107,565  Gulfmark Offshore Inc.(1)(2)                           5,234
            79,092  Oceaneering International, Inc.(1)                     5,995
           398,668  Trico Marine Services Inc.(1)                         11,880
                                                                 ---------------
                                                                          38,122
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           220,487  Spartan Stores, Inc.                                   4,968
                                                                 ---------------
FOOD PRODUCTS - 3.0%
            51,282  Cal-Maine Foods, Inc.                                  1,294
           328,530  Corn Products International Inc.                      15,070
           461,827  Darling International Inc.(1)                          4,567
            11,324  Fresh Del Monte Produce Inc.(1)                          326
           351,076  Imperial Sugar Co.(2)                                  9,174
            43,455  J.M. Smucker Co. (The)                                 2,321
            22,864  Ralcorp Holdings, Inc.(1)                              1,276

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             4,778  Seaboard Corp.                                         9,365
                                                                 ---------------
                                                                          43,393
                                                                 ---------------
GAS UTILITIES - 3.2%
            51,534  AGL Resources Inc.                                     2,042
           560,976  Energen Corp.                                         32,043
           174,132  Northwest Natural Gas Co.(2)                           7,958
           439,252  SEMCO Energy, Inc.(1)(2)                               3,466
            28,845  UGI Corp.                                                749
                                                                 ---------------
                                                                          46,258
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.2%
            84,685  Analogic Corporation(2)                                5,400
            12,267  Arthrocare Corp.(1)                                      686
           280,581  CONMED Corp.(1)(2)                                     7,853
           219,289  Dade Behring Holdings Inc.                            16,743
           141,709  Greatbatch, Inc.(1)(2)                                 3,768
            91,733  HealthTronics Inc.(1)                                    468
             8,493  Idexx Laboratories, Inc.(1)                              931
           284,943  Kinetic Concepts Inc.(1)                              16,037
           231,190  Mettler-Toledo
                    International, Inc.(1)                                23,581
           163,410  Nutraceutical
                    International Corp.(1)                                 2,485
             2,008  Respironics, Inc.(1)                                      96
                                                                 ---------------
                                                                          78,048
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.7%
           146,763  American Dental Partners Inc.(1)                       4,111
           109,127  AMERIGROUP Corporation(1)                              3,763
           595,285  Apria Healthcare Group Inc.(1)                        15,483
           225,461  Centene Corp.(1)                                       4,850
           184,511  Healthspring Inc.(1)                                   3,598
            20,045  Molina Healthcare Inc.(1)                                727
            31,096  Sierra Health Services, Inc.(1)                        1,312
           331,686  WellCare Health Plans Inc.(1)                         34,969
                                                                 ---------------
                                                                          68,813
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.5%
           263,606  Omnicell Inc.(1)                                       7,523
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
           312,616  AFC Enterprises, Inc.(1)(2)                            4,705
            79,373  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                             9,376
            66,219  Choice Hotels International Inc.                       2,494
           915,102  Interstate Hotels &
                    Resorts, Inc.(1)                                       4,164
            53,697  Jack in the Box Inc.(1)                                3,482
           168,763  Papa John's
                    International Inc.(1)(2)                               4,125
            62,995  Triarc Cos., Inc. Cl B                                   788
                                                                 ---------------
                                                                          29,134
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.8%
           172,425  American Greetings Corporation
                    Cl A                                                   4,552
            56,865  Avatar Holdings Inc.(1)(2)                             2,839
            60,605  Helen of Troy Ltd.(1)                                  1,170
             6,049  NVR, Inc.(1)(2)                                        2,845
           108,356  Snap-on Incorporated                                   5,368
            18,270  Tempur-Pedic International Inc.(2)                       653
           291,377  Tupperware Brands Corp.                                9,176
                                                                 ---------------
                                                                          26,603
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
           259,541  Teleflex Inc.                                         20,223
                                                                 ---------------
INSURANCE - 5.4%
            89,285  Allied World Assurance
                    Holdings Ltd.                                          4,635
           342,581  American Financial Group, Inc.                         9,760
            45,044  American Safety Insurance
                    Holdings, Ltd.(1)                                        893
           659,693  Aspen Insurance Holdings Ltd.                         18,411
           433,051  Endurance Specialty Holdings Ltd.                     17,993
            16,225  FBL Financial Group Inc. Cl A(2)                         641
           243,710  HCC Insurance Holdings, Inc.                           6,980
             3,577  James River Group Inc.                                   116
            54,031  NYMAGIC, INC.(2)                                       1,503
           183,009  Odyssey Re Holdings Corp.                              6,791
            21,450  Platinum Underwriters
                    Holdings Ltd.                                            771
           184,197  Reinsurance Group
                    of America, Inc.                                      10,457
            12,049  RenaissanceRe Holdings Ltd.                              788
                                                                 ---------------
                                                                          79,739
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.5%
            20,124  Blue Nile Inc.(1) (2)                                  1,894
            78,367  FTD Group, Inc.                                        1,166
           206,806  PC Mall Inc.(1)(2)                                     3,228
           116,158  Priceline.com Inc.(1)(2)                              10,309
           241,378  Systemax Inc.(2)                                       4,934
                                                                 ---------------
                                                                          21,531
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           433,073  Chordiant Software, Inc.(1)                            6,002
            43,745  Open Text Corp.(1)(2)                                  1,136
                                                                 ---------------
                                                                           7,138
                                                                 ---------------
IT SERVICES - 0.8%
           524,751  Acxiom Corp.                                          10,385
            55,006  CGI Group Inc. Cl A(1)                                   627
            20,256  Mantech International Corp.
                    Cl A(1)                                                  729
                                                                 ---------------
                                                                          11,741
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
            14,064  Arctic Cat Inc.                                          230
           207,598  JAKKS Pacific, Inc.(1)                                 5,545
           281,003  Polaris Industries Inc.(2)                            12,257
           687,226  Sturm, Ruger & Co., Inc.(1)(2)                        12,309
                                                                 ---------------
                                                                          30,341
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.1%
            32,504  Bio-Rad Laboratories, Inc. Cl A(1)                     2,942
           178,551  Invitrogen Corp.(1)                                   14,592
           208,031  Varian Inc.(1)(2)                                     13,233
                                                                 ---------------
                                                                          30,767
                                                                 ---------------
MACHINERY - 1.4%
           380,890  Accuride Corp.(1)                                      4,613
             6,210  Axsys Technologies, Inc.(1)                              192
           189,039  EnPro Industries Inc.(1)                               7,675
            12,644  Lydall Inc.(1)                                           117
            28,816  Manitowoc Co., Inc. (The)                              1,276
            19,622  Mueller Industries Inc.                                  709
           114,228  Robbins & Myers Inc.(2)                                6,544
                                                                 ---------------
                                                                          21,126
                                                                 ---------------
MARINE - 0.4%
           134,409  Kirby Corporation(1)                                   5,933
                                                                 ---------------
MEDIA - 1.2%
             7,181  Corus Entertainment Inc. Cl B                            341
           275,766  DreamWorks Animation
                    SKG Inc.(1)                                            9,216
           595,361  Sinclair Broadcast Group, Inc.
                    Cl A                                                   7,168
           528,568  Westwood One, Inc.(2)                                  1,454
                                                                 ---------------
                                                                          18,179
                                                                 ---------------
METALS & MINING - 1.5%
           162,110  AK Steel Holding Corp.(1)                              7,125
           398,253  Hecla Mining Co.(1)(2)                                 3,564
           311,306  Northgate Minerals Corp.(1)                              884
           304,103  Ryerson Inc.                                          10,261
                                                                 ---------------
                                                                          21,834
                                                                 ---------------
MULTILINE RETAIL - 1.5%
           510,328  Big Lots, Inc.(1)                                     15,228
           174,741  Dollar Tree Stores Inc.(1)                             7,084
                                                                 ---------------
                                                                          22,312
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
            39,420  Delek US Holdings Inc.                                   989
            28,603  Frontier Oil Corp.                                     1,191
           148,017  Holly Corp.                                            8,856
            68,167  MarkWest Hydrocarbon, Inc.                             3,963
           261,808  Tesoro Corp.                                          12,048
             2,392  Western Refining Inc.                                     97
                                                                 ---------------
                                                                          27,144
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
           628,176  Buckeye Technologies Inc.(1)(2)                        9,511
                                                                 ---------------
PERSONAL PRODUCTS - 0.5%
           162,940  NBTY Inc.(1)                                           6,615
                                                                 ---------------
PHARMACEUTICALS - 1.5%
            44,555  Axcan Pharma Inc.(1) (2)                                 925
           508,335  King Pharmaceuticals, Inc.(1)                          5,958
           109,288  ViroPharma Inc.(1)(2)                                    973
           377,049  Watson Pharmaceuticals, Inc.(1)                       12,216
            45,177  XenoPort, Inc.(1)(2)                                   2,126
                                                                 ---------------
                                                                          22,198
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.6%
             7,620  Agree Realty Corp.(2)                                    239
            76,096  Capital Trust Inc. Cl A(2)                             2,701
           270,729  Equity Lifestyle Properties, Inc.                     14,024
           514,987  Gramercy Capital Corp.(2)                             12,962
           402,774  Taubman Centers Inc.                                  22,052
                                                                 ---------------
                                                                          51,978
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
            29,563  Jones Lang LaSalle Inc.                                3,038
                                                                 ---------------
ROAD & RAIL - 1.4%
            62,207  Arkansas Best Corp.(2)                                 2,032
           144,648  Heartland Express, Inc.(2)                             2,066
           193,632  Kansas City Southern
                    Industries, Inc.(1)(2)                                 6,228
           134,267  Knight Transportation Inc.(2)                          2,311
           136,399  Landstar System, Inc.                                  5,725
            65,089  Old Dominion Freight Line, Inc.(1)                     1,560
                                                                 ---------------
                                                                          19,922
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.6%
           394,179  Amkor Technology Inc.(1)                               4,541
           142,075  ASM International N.V.(2)                              4,061
            83,327  Asyst Technologies Inc.(1)                               441

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            48,651  Cabot Microelectronics Corp.(1)                        2,080
           323,022  Credence Systems Corp.(1)(2)                             998
           133,083  Novellus Systems, Inc.(1)                              3,628
         1,737,805  ON Semiconductor Corp.(1)(2)                          21,826
            11,232  Zoran Corp.(1)                                           227
                                                                 ---------------
                                                                          37,802
                                                                 ---------------
SOFTWARE - 2.3%
             8,450  American Software                                         78
           122,554  Magma Design
                    Automation, Inc.(1)(2)                                 1,724
           331,025  SPSS Inc.(1)                                          13,618
           666,981  Sybase, Inc.(1)                                       15,427
            47,848  Synopsys, Inc.(1)                                      1,296
           323,278  TeleCommunication Systems, Inc.
                    Cl A(1)                                                1,290
                                                                 ---------------
                                                                          33,433
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
           647,842  Dress Barn Inc.(1)(2)                                 11,020
           468,382  Gymboree Corp.(1)                                     16,507
           283,387  Jo-Ann Stores, Inc.(1)                                 5,979
           109,453  Jos. A. Bank Clothiers, Inc.(1)(2)                     3,658
           178,768  Men's Wearhouse, Inc. (The)                            9,031
            65,310  Mothers Work Inc.(1)(2)                                1,219
            29,641  West Marine Inc.(1)                                      342
                                                                 ---------------
                                                                          47,756
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
            60,366  Deckers Outdoor Corp.(1)                               6,628
            32,375  Maidenform Brands, Inc.(1)(2)                            514
           234,814  Perry Ellis International, Inc.(1)                     6,507
           192,122  Warnaco Group Inc. (The)(1)(2)                         7,506
                                                                 ---------------
                                                                          21,155
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.7%
            20,620  BankUnited Financial Corp.
                    Cl A(2)                                                  321
            12,734  Charter Financial Corp.(2)                               688
           247,227  Corus Bankshares Inc.(2)                               3,219
            19,857  Imperial Capital Bancorp, Inc.(2)                        561
           474,942  Ocwen Financial Corp.(1)(2)                            4,479
             6,059  WSFS Financial Corp.                                     378
                                                                 ---------------
                                                                           9,646
                                                                 ---------------
TOBACCO(3)
             8,637  Loews Corp. - Carolina Group                             710
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
           267,148  Syniverse Holdings Inc.(1)                             4,248
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                    1,453,068
(Cost $1,308,761)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 7.8%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.00%, dated 9/28/07, due 10/1/07
(Delivery value $100,042)                                                100,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $13,237)                                      13,231
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            113,231
(Cost $113,231)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 107.3%                                   1,566,299
                                                                 ---------------
(Cost $1,422,992)

OTHER ASSETS AND LIABILITIES - (7.3)%                                  (106,749)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,459,550
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $110,697
    (in thousands).
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,423,795
                                                                 ===============
Gross tax appreciation of investments                               $   209,324
Gross tax depreciation of investments                                   (66,820)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   142,504
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AUSTRALIA - 15.0%
         2,954,100  Bendigo Mining Ltd.(1)(2)                     $      787,548
         1,273,888  Bolnisi Gold NL(1)(2)                              3,260,277
         3,391,000  Citigold Corp. Ltd.(1)                             1,295,767
           166,666  Croesus Mining NL(1)                                       0
           773,250  Equigold NL(2)                                     1,786,586
           479,749  GRD Ltd.                                           1,023,198
         1,000,200  Herald Resources Ltd.(1)                           1,111,035
           565,000  Independence Group NL(2)                           3,288,671
           974,202  Kingsgate Consolidated Ltd.(1)(2)                  4,648,941
        12,868,708  Lihir Gold Limited(1)(2)                          45,056,963
           172,200  Moto Goldmines Ltd.(1)                               512,918
         2,711,075  Newcrest Mining Limited(2)                        67,457,511
         4,055,408  Oxiana Ltd.(2)                                    13,982,893
         4,558,400  Pan Australian Resources Ltd.(1)                   3,362,182
         5,823,400  Perseverance Corp. Ltd.(1)(2)                        827,994
           677,711  Resolute Mining Limited(1)(2)                      1,192,451
         1,200,000  Sino Gold Mining Ltd.(1)(2)                        8,019,178
         2,376,600  St. Barbara Ltd.(1)(2)                             1,267,179
         1,253,700  Western Areas NL(1)(2)                             5,659,631
                                                                 ---------------
                                                                     164,540,923
                                                                 ---------------
CANADA - 54.5%
           299,327  Agnico-Eagle Mines Ltd.                           14,858,668
           906,500  Agnico-Eagle Mines Ltd.
                    New York Shares                                   45,143,700
           497,900  Alamos Gold Inc.(1)                                3,146,477
           568,400  Apollo Gold Corporation(1)                           291,707
           221,100  Aquiline Resources Inc.(1)                         2,269,404
           354,100  Arizona Star Resource Corp.(1)(2)                  4,899,497
           323,600  Aurelian Resources Inc.(1)                         2,416,213
         2,250,800  Aurizon Mines Ltd.(1)                              9,195,721
           396,900  Banro Corp.(1)                                     4,992,453
         2,462,012  Barrick Gold Corp.                                99,169,842
         1,272,700  Centerra Gold Inc.(1)                             11,526,340
         3,507,400  Crystallex International
                    Corporation(1)                                    10,941,323
         3,057,200  Eldorado Gold Corporation(1)                      18,889,266
           150,700  European Goldfields Ltd.(1)                          888,656
           530,700  Gabriel Resources Ltd.(1)                          1,345,775
           659,900  Gammon Gold Inc.(1)                                7,882,277
           347,300  GBS Gold International Inc.(1)(2)                    594,123
         2,008,600  Glencairn Gold Corp.(1)                              464,884
           245,500  Gold Eagle Mines Ltd.(1)                           1,576,141
           500,100  Gold Reserve Inc.
                    New York Shares(1)(2)                              2,190,438
         3,024,592  Goldcorp Inc.(2)                                  92,525,883
            70,100  Goldcorp Inc. New York Shares                      2,142,256
         2,280,500  Golden Star Resources Ltd.(1)(2)                   9,408,855
         1,173,200  Great Basin Gold Ltd.(1)                           3,553,542
         2,065,000  High River Gold Mines Ltd.(1)                      6,275,522
         3,570,255  IAMGOLD Corporation                               31,076,937
           552,700  International Minerals Corp.(1)                    3,186,889
           233,600  International Royalty Corp.                        1,610,224
           240,000  Ivanhoe Mines Ltd.(1)                              3,120,302
           250,200  Jaguar Mining Inc.(1)                              2,230,714
         4,140,604  Kinross Gold Corp.(1)(2)                          61,916,270
           375,957  Kinross Gold Corp.
                    New York Shares(1)                                 5,631,836

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           483,800  Kirkland Lake Gold Inc.(1)(2)                      5,842,113
           720,800  Metallica Resources Inc.(1)(2)                     3,191,467
           606,100  Minefinders Corporation Ltd.(1)                    6,501,661
         3,573,200  Miramar Mining Corp.(1)                           16,899,663
         1,502,800  Nevsun Resources Ltd.(1)(2)                        2,631,318
         2,000,000  North American Tungsten Corp.(1)                   3,038,994
           644,300  Northern Orion Resources Inc.(1)                   4,052,201
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                        3,009,434
         2,291,800  Northgate Minerals Corp.(1)                        6,457,399
           647,500  Novagold Resources Inc.(1)(2)                     10,690,225
           373,240  OceanaGold Corp.(1)(2)                             1,258,218
         1,253,300  Orezone Resources Inc.(1)(2)                       2,333,187
           913,010  Premier Gold Mines Ltd.(1)(2)                      2,149,880
           344,300  Red Back Mining Inc.(1)(2)                         2,286,672
         2,000,000  SEMAFO Inc.(1)                                     3,240,252
           421,000  Silvercorp Metals Inc.                             8,782,219
           500,000  SouthernEra Diamonds Inc.(1)                         261,635
           378,500  Southwestern Resources Corp.(1)                      380,881
           312,200  Tanzanian Royalty
                    Exploration Corp.(1)(2)                            1,828,432
           821,200  Taseko Mines Ltd.(1)                               4,297,097
           147,700  Uruguay Mineral Exploration Inc.                     483,044
            39,300  Virginia Mines Inc.(1)                               274,457
         3,317,378  Yamana Gold Inc.(2)                               39,224,344
         1,137,290  Yukon-Nevada Gold Corp.(1)                         2,048,553
                                                                 ---------------
                                                                     596,525,481
                                                                 ---------------
PERU - 0.7%
           168,100  Compania de Minas
                    Buenaventura SAu ADR                               8,031,818
                                                                 ---------------
SOUTH AFRICA - 13.4%
           574,402  AngloGold Ashanti Limited(2)                      26,933,322
           821,276  AngloGold Ashanti Limited ADR                     38,509,632
           365,415  DRDGOLD Limited ADR(1)(2)                          2,937,937
         2,413,810  Gold Fields Limited(2)                            43,667,426
           238,700  Gold Fields Limited ADR(2)                         4,318,083
         1,713,350  Harmony Gold
                    Mining Co. Limited(1)(2)                          20,406,107
           782,800  Harmony Gold
                    Mining Co. Limited ADR(1)                          9,323,148
           500,000  Simmer & Jack Mines Ltd.(1)                          418,395
                                                                 ---------------
                                                                     146,514,050
                                                                 ---------------
SWEDEN(3)
           325,900  ScanMining AB(1)                                     151,834
                                                                 ---------------
UNITED KINGDOM - 3.2%
           165,200  Celtic Resources Holdings plc(1)                     939,362
           750,000  Oriel Resources plc(1)                               889,749
         1,010,900  Randgold Resources
                    Limited ADR(2)                                    33,602,316
                                                                 ---------------
                                                                      35,431,427
                                                                 ---------------
UNITED STATES - 12.1%
           982,600  Coeur d'Alene
                    Mines Corporation(1)(2)                            3,724,054
            71,500  Freeport-McMoRan Copper &
                    Gold, Inc.                                         7,499,635
           749,400  Meridian Gold Inc.(1)                             24,938,524
           504,600  Meridian Gold Inc.
                    New York Shares(1)                                16,702,260

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,573,414  Newmont Mining Corporation                        70,378,808
           281,400  Royal Gold, Inc.(2)                                9,215,850
                                                                 ---------------
                                                                     132,459,131
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,083,654,664
(Cost $484,408,542)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 22.5%
Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
5.00%, dated 9/28/07, due 10/1/07
(Delivery value $150,062,500)                                        150,000,000

Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.15%, dated 9/28/07, due 10/1/07
(Delivery value $97,129,427)                                          97,087,760
                                                                 ---------------

TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                        247,087,760
(Cost $247,087,760)                                              ---------------

TOTAL INVESTMENT SECURITIES - 121.4%                               1,330,742,424
                                                                 ---------------
(Cost $731,496,302)

OTHER ASSETS AND LIABILITIES - (21.4)%                             (234,514,103)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,096,228,321
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was
    $238,147,193.
(3) Category is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of September 30, 2007, securities with an aggregate value of $91,006,856, which represented 8.3% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $741,636,455
                                                                 ===============
Gross tax appreciation of investments                              $615,480,064
Gross tax depreciation of investments                               (26,374,095)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $589,105,969
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
COMMUNICATIONS EQUIPMENT - 0.6%
            82,000  Nokia Oyj ADR                                  $   3,110,262
                                                                 ---------------
DIVERSIFIED METALS & MINING - 0.6%
           487,800  Macarthur Coal Ltd. ORD(2)                         2,947,688
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 14.8%
           572,116  AT&T Inc.                                         24,206,227
           328,580  Citizens
                    Communications Company                             4,705,266
           131,267  Embarq Corp.                                       7,298,445
           329,300  Koninklijke KPN N.V. ORD                           5,718,618
           957,800  Qwest Communications
                    International Inc.(1)                              8,773,448
           460,999  Verizon Communications Inc.                       20,413,036
                                                                 ---------------
                                                                      71,115,040
                                                                 ---------------
ELECTRIC UTILITIES - 19.9%
           184,040  American Electric Power                            8,480,563
           250,800  Edison International                              13,906,860
             3,300  EDP - Energias de Portugal,
                    SA ADR                                               192,417
           886,900  EDP - Energias de Portugal,
                    SA ORD                                             5,188,804
            69,900  Entergy Corp.                                      7,569,471
           155,500  Exelon Corporation                                11,718,480
           156,000  FirstEnergy Corp.                                  9,881,040
           183,900  FPL Group, Inc.                                   11,195,832
             1,410  Iberdrola SA ADR                                      82,616
            88,422  Iberdrola SA ORD                                   5,198,359
           128,000  Portland General Electric Co.                      3,558,400
           230,000  PPL Corporation                                   10,649,000
            79,500  Southern Co.                                       2,884,260
           188,500  Westar Energy Inc.                                 4,629,560
                                                                 ---------------
                                                                      95,135,662
                                                                 ---------------
GAS UTILITIES - 10.5%
           209,300  AGL Resources Inc.                                 8,292,466
           194,600  Energen Corp.                                     11,115,552
           130,100  National Fuel Gas Co.                              6,089,981
           173,400  Nicor Inc.(2)                                      7,438,860
           260,800  ONEOK, Inc.                                       12,361,920
           187,600  UGI Corp.                                          4,873,848
                                                                 ---------------
                                                                      50,172,627
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 11.7%
           220,500  AES Corp. (The)(1)                                 4,418,820
           222,300  Constellation Energy Group Inc.                   19,071,117
           126,200  Huaneng Power International Inc.
                    ADR(2)                                             6,660,836
           325,800  Mirant Corp.(1)                                   13,253,544

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           294,000  NRG Energy Inc.(1)                                12,433,260
                                                                 ---------------
                                                                      55,837,577
                                                                 ---------------
INTEGRATED TELECOMMUNICATION
SERVICES - 4.1%
           128,700  Telefonica SA ADR                                 10,782,486
           268,700  Telefonos de Mexico,
                    SAB de CV ADR                                      8,832,169
                                                                 ---------------
                                                                      19,614,655
                                                                 ---------------
MULTI-UTILITIES - 24.4%
            34,300  Ameren Corp.                                       1,800,750
           698,800  CenterPoint Energy, Inc.                          11,201,764
           208,500  CMS Energy Corp.                                   3,506,970
           135,500  Consolidated Edison, Inc.                          6,273,650
            96,156  Dominion Resources Inc.                            8,105,951
            70,700  DTE Energy Company(2)                              3,424,708
           224,704  Duke Energy Corp.                                  4,199,718
           173,100  MDU Resources Group, Inc.                          4,819,104
             4,387  National Grid plc ADR                                351,969
           363,648  National Grid plc ORD                              5,831,436
           202,242  NSTAR                                              7,040,044
           401,600  PG&E Corp.                                        19,196,480
           155,800  Public Service Enterprise
                    Group Inc.                                        13,708,842
           149,100  Puget Energy, Inc.                                 3,648,477
           334,200  Sempra Energy                                     19,423,703
           187,600  XCEL Energy Inc.                                   4,040,904
                                                                 ---------------
                                                                     116,574,470
                                                                 ---------------
OIL & GAS REFINING & MARKETING - 2.9%
           205,300  Valero Energy Corp.                               13,792,054
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 8.8%
            56,100  ALLTEL Corp.                                       3,909,048
            83,800  America Movil, SAB de CV ADR                       5,363,200
           168,500  American Tower Corp. Cl A(1)                       7,336,490
           178,400  China Mobile Ltd. ADR (2)                         14,635,936
           254,042  Sprint Nextel Corp.                                4,826,798
            92,200  Telephone & Data Systems, Inc.                     6,154,350
                                                                 ---------------
                                                                      42,225,822
                                                                 ---------------
TOTAL COMMON STOCKS                                                  470,525,857
(Cost $340,729,497)                                              ---------------

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 0.875%, 4/15/10, valued
at $6,517,963), in a joint trading account at
3.80%, dated 9/28/07, due 10/1/07
(Delivery value $5,801,837)                                            5,800,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 8.00%, 11/15/21,
valued at $2,138,526), in a joint trading
account at 3.90%, dated 9/28/07, due 10/1/07
(Delivery value $2,100,683)                                            2,100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       7,900,000
(Cost $7,900,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 3.0%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 5.15%,
dated 9/28/07, due 10/1/07
(Delivery value $14,489,954)                                          14,483,738
                                                                 ---------------
(Cost $14,483,738)

TOTAL INVESTMENT SECURITIES - 102.9%                                 492,909,595
                                                                 ---------------
(Cost $363,113,235)

OTHER ASSETS AND LIABILITIES - (2.9)%                               (13,682,719)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 479,226,876
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $14,035,681
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $363,897,971
                                                                 ===============
Gross tax appreciation of investments                              $132,192,492
Gross tax depreciation of investments                                (3,180,868)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $129,011,624
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-SHORT EQUITY FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 98.6%
AEROSPACE & DEFENSE - 0.4%
             6,314  Cubic Corp.                                   $      266,261
             4,526  Lockheed Martin Corp.                                491,026
                57  Raytheon Company                                       3,638
                                                                 ---------------
                                                                         760,925
                                                                 ---------------
AUTO COMPONENTS - 0.7%
             8,469  Cooper Tire & Rubber Co.                             206,644
            10,310  Magna International Inc. Cl A                        992,956
                                                                 ---------------
                                                                       1,199,600
                                                                 ---------------
AUTOMOBILES - 1.1%
           222,087  Ford Motor Co.(2)                                  1,885,519
                                                                 ---------------
BEVERAGES - 0.9%
             6,126  Coca-Cola Enterprises Inc.                           148,372
            10,918  Pepsi Bottling Group Inc.                            405,822
            28,442  PepsiAmericas, Inc.                                  922,658
                                                                 ---------------
                                                                       1,476,852
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
             6,507  Biogen Idec Inc.(2)                                  431,609
            20,886  Cubist Pharmaceuticals Inc.(2)                       441,321
            13,004  OSI Pharmaceuticals Inc.(2)                          442,007
            20,354  Regeneron
                    Pharmaceuticals Inc.(2)                              362,301
                                                                 ---------------
                                                                       1,677,238
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            13,793  Goodman Global, Inc.(2)                              329,377
                                                                 ---------------
CAPITAL MARKETS - 3.1%
            70,060  Calamos Asset Management, Inc.
                    Cl A                                               1,977,794
            37,257  Exelixis, Inc.(2)                                    394,552
             3,886  Goldman Sachs Group, Inc. (The)                      842,252
            34,781  Morgan Stanley                                     2,191,202
                                                                 ---------------
                                                                       5,405,800
                                                                 ---------------
CHEMICALS - 3.3%
            39,370  Celanese Corp., Series A                           1,534,643
            25,375  CF Industries Holdings, Inc.                       1,926,216
            23,405  H.B. Fuller Co.                                      694,660
            12,628  Lubrizol Corp.                                       821,578
            14,522  Methanex Corp.                                       368,859

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            13,869  Terra Industries Inc.(2)                             433,545
                                                                 ---------------
                                                                       5,779,501
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.7%
               301  Administaff, Inc.                                     10,926
            11,336  Cenveo, Inc.(2)                                      245,198
            48,607  Deluxe Corp.                                       1,790,682
            12,961  Manpower Inc.                                        834,040
                                                                 ---------------
                                                                       2,880,846
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
            24,629  CommScope, Inc.(2)                                 1,237,361
            19,570  Comtech
                    Telecommunications Corp.(2)                        1,046,799
                                                                 ---------------
                                                                       2,284,160
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
            34,569  Brocade Communications
                    Systems, Inc.(2)                                     295,911
            92,812  Emulex Corp.(2)                                    1,779,206
            29,933  Hewlett-Packard Co.                                1,490,364
           139,292  Sun Microsystems, Inc.(2)                            781,428
                                                                 ---------------
                                                                       4,346,909
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.6%
            39,893  Chicago Bridge & Iron Company
                    New York Shares                                    1,717,793
            13,803  EMCOR Group Inc.(2)                                  432,862
            12,605  Fluor Corp.                                        1,814,868
             8,414  Perini Corp.(2)                                      470,595
                                                                 ---------------
                                                                       4,436,118
                                                                 ---------------
CONSUMER FINANCE - 1.7%
            17,666  Advanta Corp. Cl B                                   484,402
            93,483  AmeriCredit Corp.(2)                               1,643,430
               537  Capital One Financial Corp.                           35,673
            10,281  Cash America International, Inc.                     386,566
            17,390  Discover Financial Services(2)                       361,712
                                                                 ---------------
                                                                       2,911,783
                                                                 ---------------
CONTAINERS & PACKAGING - 2.6%
            24,341  Owens-Illinois Inc.(2)                             1,008,934
            65,753  Packaging Corporation of America                   1,911,439
            39,751  Pactiv Corp.(2)                                    1,139,264
                64  Rock-Tenn Co. Cl A                                     1,850
            11,839  Sonoco Products Co.                                  357,301
                                                                 ---------------
                                                                       4,418,788
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 2.1%
            14,327  ITT Educational Services Inc.(2)                   1,743,453
            38,188  Sotheby's                                          1,825,004
                                                                 ---------------
                                                                       3,568,457
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.0%
            39,491  Citigroup Inc.                                     1,843,045
            35,069  JPMorgan Chase & Co.                               1,606,862
                                                                 ---------------
                                                                       3,449,907
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
             4,304  CenturyTel Inc.                                      198,931
            35,021  Qwest Communications
                    International Inc.(2)                                320,792
                                                                 ---------------
                                                                         519,723
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
            36,418  El Paso Electric Co.(2)                              842,348
           105,576  Reliant Energy, Inc.(2)                            2,702,746
                                                                 ---------------
                                                                       3,545,094
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.3%
            15,446  Acuity Brands Inc.                                   779,714
            32,279  Belden Inc.                                        1,514,208
            94,939  GrafTech International Ltd.(2)                     1,693,712
                                                                 ---------------
                                                                       3,987,634
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.2%
            36,059  Avnet Inc.(2)                                      1,437,311
            17,725  Dolby Laboratories Inc. Cl A(2)                      617,185
                                                                 ---------------
                                                                       2,054,496
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.2%
            64,660  Global Industries Ltd.(2)                          1,665,642
            50,437  Grey Wolf Inc.(2)                                    330,362
            26,849  Halliburton Co.                                    1,031,002
            14,780  National Oilwell Varco, Inc.(2)                    2,135,710
             5,861  Tidewater Inc.                                       368,305
                                                                 ---------------
                                                                       5,531,021
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            17,485  Kroger Co. (The)                                     498,672
                                                                 ---------------
FOOD PRODUCTS - 1.1%
             9,270  ConAgra Foods, Inc.                                  242,225
             8,308  Corn Products International Inc.                     381,088

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            24,988  J.M. Smucker Co. (The)                             1,334,859
                                                                 ---------------
                                                                       1,958,172
                                                                 ---------------
GAS UTILITIES(3)
               861  Northwest Natural Gas Co.                             39,348
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
             9,864  Analogic Corporation                                 628,929
               233  Becton, Dickinson & Co.                               19,118
            46,786  Kinetic Concepts Inc.(2)                           2,633,115
            12,242  Mettler-Toledo International, Inc.(2)              1,248,684
                                                                 ---------------
                                                                       4,529,846
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.2%
               882  AMERIGROUP Corporation(2)                             30,411
            19,841  Apria Healthcare Group Inc.(2)                       516,064
            28,029  Humana Inc.(2)                                     1,958,667
            28,793  WellCare Health Plans Inc.(2)                      3,035,646
                                                                 ---------------
                                                                       5,540,788
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            43,027  Choice Hotels International Inc.                   1,620,827
             3,978  Darden Restaurants, Inc.                             166,519
                                                                 ---------------
                                                                       1,787,346
                                                                 ---------------
HOUSEHOLD DURABLES - 3.5%
            56,331  American Greetings Corporation
                    Cl A                                               1,487,138
            62,982  Blyth, Inc.                                        1,287,982
               122  Newell Rubbermaid Inc.                                 3,516
             1,657  NVR, Inc.(2)                                         779,204
            35,294  Snap-on Incorporated                               1,748,466
            19,951  Tempur-Pedic International Inc.                      713,248
             1,772  Tupperware Brands Corp.                               55,800
                                                                 ---------------
                                                                       6,075,354
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
            15,856  Energizer Holdings Inc.(2)                         1,757,638
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
            28,832  AES Corp. (The)(2)                                   577,793
                                                                 ---------------
INSURANCE - 4.9%
             4,259  Ace, Ltd.                                            257,968
            30,439  Arch Capital Group Ltd.(2)                         2,264,966
            70,973  Aspen Insurance Holdings Ltd.                      1,980,856
            16,467  Axis Capital Holdings Ltd.                           640,731

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,822  Endurance Specialty Holdings Ltd.                    366,554
            48,323  Max Capital Group Ltd.(2)                          1,354,977
            15,055  Nationwide Financial Services Cl A                   810,260
            12,432  Philadelphia Consolidated
                    Holding Corp.(2)                                     513,939
             9,833  Platinum Underwriters
                    Holdings Ltd.                                        353,595
                                                                 ---------------
                                                                       8,543,846
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.8%
             6,135  Amazon.com, Inc.(2)                                  571,475
             8,015  Blue Nile Inc.(2)                                    754,372
            19,420  Priceline.com Inc.(2)                              1,723,525
                                                                 ---------------
                                                                       3,049,372
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.1%
             3,309  Open Text Corp.(2)                                    85,935
           118,607  United Online, Inc.                                1,780,291
                                                                 ---------------
                                                                       1,866,226
                                                                 ---------------
IT SERVICES - 4.6%
            79,009  Accenture Ltd. Cl A                                3,180,112
            57,465  Acxiom Corp.                                       1,137,232
            19,332  Computer Sciences Corp.(2)                         1,080,659
             8,415  Electronic Data Systems Corp.                        183,784
             2,454  GAMCO Investors Inc. Cl A                            134,479
            15,527  International Business
                    Machines Corp.                                     1,829,081
            17,599  Total System Services Inc.                           488,900
                                                                 ---------------
                                                                       8,034,247
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.9%
            48,092  Eastman Kodak Co.                                  1,286,942
            57,455  Hasbro, Inc.                                       1,601,845
            10,615  Mattel, Inc.                                         249,028
             4,274  Polaris Industries Inc.                              186,432
                                                                 ---------------
                                                                       3,324,247
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.1%
            70,464  CGI Group, Inc. Cl A(2)                              803,290
            12,632  Invitrogen Corp.(2)                                1,032,413
                                                                 ---------------
                                                                       1,835,703
                                                                 ---------------
MACHINERY - 1.3%
             6,319  Cummins Inc.                                         808,137
            13,814  Gardner Denver Inc.(2)                               538,746
             3,328  Manitowoc Co., Inc. (The)                            147,364
            12,386  Robbins & Myers Inc.                                 709,594
                                                                 ---------------
                                                                       2,203,841
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 1.7%
             3,472  DreamWorks Animation
                    SKG Inc.(2)                                          116,034
            15,078  EchoStar Communications Corp.
                    Cl A(2)                                              705,801
           152,787  Sinclair Broadcast Group, Inc. Cl A                1,839,556
             6,056  Viacom Inc. Cl B(2)                                  236,002
             2,707  Walt Disney Co. (The)                                 93,094
                                                                 ---------------
                                                                       2,990,487
                                                                 ---------------
METALS & MINING - 2.9%
            54,351  AK Steel Holding Corp.(2)                          2,388,726
            23,244  Freeport-McMoRan Copper &
                    Gold, Inc.                                         2,438,063
             7,185  Gerdau Ameristeel Corp.                               85,861
            17,179  Hecla Mining Co.(2)                                  153,752
               223  United States Steel Corp.                             23,625
                                                                 ---------------
                                                                       5,090,027
                                                                 ---------------
MULTILINE RETAIL - 2.0%
            59,921  Big Lots, Inc.(2)                                  1,788,042
            62,755  Family Dollar Stores, Inc.                         1,666,773
                                                                 ---------------
                                                                       3,454,815
                                                                 ---------------
OFFICE ELECTRONICS - 0.5%
            46,076  Xerox Corp.(2)                                       798,958
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.9%
             1,882  Alon USA Energy, Inc.                                 63,574
            23,243  ConocoPhillips                                     2,040,038
             8,219  Delek US Holdings Inc.                               206,133
            47,133  EnCana Corp.                                       2,915,176
            37,264  Exxon Mobil Corp.                                  3,449,156
            24,367  Frontier Oil Corp.                                 1,014,642
             6,943  Holly Corp.                                          415,400
               123  Noble Energy Inc.                                      8,615
            34,822  Tesoro Corp.                                       1,602,508
             2,911  Western Refining Inc.                                118,128
                                                                 ---------------
                                                                      11,833,370
                                                                 ---------------
PHARMACEUTICALS - 3.2%
            27,007  Axcan Pharma Inc.(2)                                 560,935
            96,378  Biovail Corp.                                      1,674,086
            52,128  Watson Pharmaceuticals, Inc.(2)                    1,688,947
            35,396  XenoPort, Inc.(2)                                  1,665,382
                                                                 ---------------
                                                                       5,589,350
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.7%
             7,506  Apartment Investment and
                    Management Co. Cl A                                  338,746
               498  CBL & Associates Properties, Inc.                     17,455
             1,495  General Growth Properties, Inc.                       80,162

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            50,757  Potlatch Corp.                                     2,285,587
               220  PS Business Parks Inc.                                12,507
            34,678  Taubman Centers Inc.                               1,898,621
                                                                 ---------------
                                                                       4,633,078
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.2%
            34,471  CB Richard Ellis Group, Inc.
                    Cl A(2)                                              959,673
            11,085  Jones Lang LaSalle Inc.                            1,139,094
                                                                 ---------------
                                                                       2,098,767
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.5%
            41,346  Amkor Technology Inc.(2)                             476,306
            64,380  ASM International N.V.                             1,839,981
            11,167  NVIDIA Corp.(2)                                      404,692
           131,133  ON Semiconductor Corp.(2)                          1,647,030
            36,123  Teradyne, Inc.(2)                                    498,497
            59,366  Zoran Corp.(2)                                     1,199,193
                                                                 ---------------
                                                                       6,065,699
                                                                 ---------------
SOFTWARE - 1.8%
           100,887  Aspen Technology, Inc.(2)                          1,444,702
            48,820  BMC Software Inc.(2)                               1,524,648
             8,213  Synopsys, Inc.(2)                                    222,408
                                                                 ---------------
                                                                       3,191,758
                                                                 ---------------
SPECIALTY RETAIL - 3.4%
             1,615  AutoZone, Inc.(2)                                    187,566
             1,564  Buckle Inc. (The)                                     59,338
            25,347  Dress Barn Inc.(2)                                   431,152
             3,045  GameStop Corp. Cl A(2)                               171,586
            55,843  Gymboree Corp.(2)                                  1,967,908
            29,392  Men's Wearhouse, Inc. (The)                        1,484,884
            75,056  RadioShack Corp.                                   1,550,657
             1,021  TJX Companies, Inc. (The)                             29,680
                                                                 ---------------
                                                                       5,882,771
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             9,642  Columbia Sportswear Co.                              533,299
             2,792  Deckers Outdoor Corp.(2)                             306,562
               883  VF Corp.                                              71,302
             1,124  Warnaco Group Inc. (The)(2)                           43,915
                                                                 ---------------
                                                                         955,078
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.9%
            46,295  BankUnited Financial Corp. Cl A                      719,424
            16,295  Corus Bankshares Inc.                                212,161
            11,750  FirstFed Financial Corp.(2)                          582,213

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
                 4  Washington Mutual, Inc.                                  141
                                                                 ---------------
                                                                       1,513,939
                                                                 ---------------
TOBACCO(3)
             4,380  Alliance One International, Inc.(2)                   28,645
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.3%
           118,530  Syniverse Holdings Inc.(2)                         1,884,627
             3,228  United States Cellular Corp.(2)                      316,990
                                                                 ---------------
                                                                       2,201,617
                                                                 ---------------
TOTAL COMMON STOCKS                                                  170,400,546
(Cost $157,560,375)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
        $1,516,000  FHLB Discount Notes.
                    4.00%, 10/1/07(4)                                  1,515,663
                                                                 ---------------
(Cost $1,515,663)

TOTAL INVESTMENT SECURITIES - 99.5%                                  171,916,209
                                                                 ---------------
(Cost $159,076,038)

SECURITIES SOLD SHORT - (99.9)%                                    (172,726,430)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 100.4%                                173,632,494
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  172,822,273
                                                                 ===============

SECURITIES SOLD SHORT - (99.9)%
AEROSPACE & DEFENSE - (1.4)%
          (44,832)  AAR Corp.                                     $  (1,360,203)
          (21,180)  BE Aerospace, Inc.                                 (879,605)
           (5,428)  Moog Inc. Cl A                                     (238,507)
                                                                 ---------------
                                                                     (2,478,315)
                                                                 ---------------
AUTO COMPONENTS - (1.0)%
          (47,283)  Goodyear Tire & Rubber Co. (The)                 (1,437,876)
          (11,900)  Tenneco Automotive Inc.                            (369,019)
                                                                 ---------------
                                                                     (1,806,895)
                                                                 ---------------
AUTOMOBILES - (0.7)%
          (23,553)  General Motors Corp.                               (864,395)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (15,749)  Winnebago Industries                               (376,086)
                                                                 ---------------
                                                                     (1,240,481)
                                                                 ---------------
BEVERAGES - (0.4)%
          (30,447)  Constellation Brands Inc. Cl A                     (737,121)
                                                                 ---------------
BIOTECHNOLOGY - (1.1)%
          (10,707)  Alkermes Inc.                                      (197,009)
           (9,239)  Amylin Pharmaceuticals, Inc.                       (461,950)
          (16,742)  Theravance Inc.                                    (436,799)
           (6,600)  United Therapeutics Corp.                          (439,164)
          (34,141)  ZymoGenetics, Inc.                                 (445,540)
                                                                 ---------------
                                                                     (1,980,462)
                                                                 ---------------
BUILDING PRODUCTS - (1.3)%
          (39,482)  Owens Corning Inc.                                 (989,024)
          (32,431)  USG Corp.                                        (1,217,784)
                                                                 ---------------
                                                                     (2,206,808)
                                                                 ---------------
CAPITAL MARKETS - (1.4)%
          (30,614)  American Capital Strategies Ltd.                 (1,308,136)
          (14,000)  E*TRADE Financial Corp.                            (182,841)
          (11,846)  Lazard Ltd. Cl A                                   (502,270)
          (21,523)  TD Ameritrade Holding Corp.                        (392,149)
                                                                 ---------------
                                                                     (2,385,396)
                                                                 ---------------
CHEMICALS - (1.7)%
          (12,710)  Ashland Inc.                                       (765,269)
           (1,682)  Eastman Chemical Company                           (112,240)
           (9,659)  Scotts Miracle-Gro Co. (The) Cl A                  (412,922)
          (48,657)  Westlake Chemical Corp.                          (1,232,482)
          (10,663)  Zoltek Companies, Inc.                             (465,227)
                                                                 ---------------
                                                                     (2,988,140)
                                                                 ---------------
COMMERCIAL BANKS - (1.6)%
          (70,471)  Citizens Republic Bancorp, Inc.                  (1,135,288)
           (3,490)  Fulton Financial Corp.                              (50,186)
           (3,622)  Investors Bancorp, Inc.                             (51,288)
          (41,079)  MB Financial, Inc.                               (1,419,279)
           (4,404)  South Financial Group Inc. (The)                   (100,147)
                                                                 ---------------
                                                                     (2,756,188)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (3.3)%
          (29,309)  Clean Harbors Inc.                               (1,304,837)
          (18,502)  Corrections Corp. of America                       (484,197)
           (6,925)  CoStar Group, Inc.                                 (370,141)
          (53,951)  Mobile Mini Inc.                                 (1,303,456)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (29,078)  Pitney Bowes, Inc.                               (1,320,723)
          (86,424)  Quebecor World Inc.                                (837,449)
                                                                 ---------------
                                                                     (5,620,803)
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - (1.8)%
          (82,572)  JDS Uniphase Corp.                               (1,235,277)
          (19,538)  Loral Space &
                    Communications Inc.                                (776,635)
         (182,786)  Sonus Networks Inc.                              (1,114,995)
                                                                 ---------------
                                                                     (3,126,907)
                                                                 ---------------
COMPUTERS & PERIPHERALS - (0.8)%
           (6,694)  Avid Technology, Inc.                              (181,274)
          (30,634)  Intermec Inc.                                      (800,160)
          (31,536)  Rackable Systems, Inc.                             (409,022)
                                                                 ---------------
                                                                     (1,390,456)
                                                                 ---------------
CONSTRUCTION MATERIALS - (0.4)%
           (8,201)  Texas Industries Inc.                              (643,777)
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - (1.5)%
          (73,188)  Corinthian Colleges Inc.                         (1,164,421)
          (68,101)  H&R Block, Inc.                                  (1,442,379)
                                                                 ---------------
                                                                     (2,606,800)
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - (1.2)%
          (10,799)  Nymex Holdings Inc.                              (1,405,814)
           (9,217)  NYSE Euronext, Inc.                                (729,710)
                                                                 ---------------
                                                                     (2,135,524)
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - (1.7)%
           (5,817)  Cbeyond, Inc.                                      (237,275)
          (24,368)  Cogent Communications
                    Group, Inc.                                        (568,749)
          (16,439)  Global Crossing Ltd.                               (346,534)
          (59,069)  IDT Corp. Cl B                                     (494,408)
         (250,995)  Level 3 Communications, Inc.                     (1,167,127)
           (7,144)  Time Warner Telecom Inc. Cl A                      (156,954)
                                                                 ---------------
                                                                     (2,971,047)
                                                                 ---------------
ELECTRIC UTILITIES - (1.5)%
          (44,750)  Cleco Corp.                                      (1,130,832)
          (39,696)  IDACORP, Inc.                                    (1,299,647)
           (5,687)  Northeast Utilities                                (162,478)
                                                                 ---------------
                                                                     (2,592,957)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - (0.6)%
           (4,019)  American Superconductor Corp.                       (82,309)
          (14,848)  Energy Conversion Devices Inc.                     (337,347)
          (10,649)  Franklin Electric Co., Inc.                        (437,780)
           (3,852)  General Cable Corp.                                (258,546)
                                                                 ---------------
                                                                     (1,115,982)
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - (2.2)%
          (54,454)  Benchmark Electronics Inc.                       (1,299,817)
          (20,629)  Cognex Corp.                                       (366,371)
          (20,277)  IPG Photonics Corp.                                (398,646)
          (45,228)  Jabil Circuit, Inc.                              (1,033,008)
          (26,473)  L-1 Indentity Solutions, Inc.                      (499,016)
           (5,841)  Molex Inc.                                         (157,298)
                                                                 ---------------
                                                                     (3,754,156)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (2.9)%
          (15,151)  Baker Hughes Inc.                                (1,369,196)
           (3,451)  CARBO Ceramics Inc.                                (175,069)
           (3,630)  Lufkin Industries Inc.                             (199,723)
          (34,844)  Nabors Industries Ltd.                           (1,072,150)
          (59,878)  RPC, Inc.                                          (850,866)
          (67,355)  TETRA Technologies, Inc.                         (1,423,885)
                                                                 ---------------
                                                                     (5,090,889)
                                                                 ---------------
FOOD & STAPLES RETAILING - (1.8)%
          (42,841)  Great Atlantic & Pacific Tea Co.                 (1,304,937)
          (17,638)  Pantry Inc. (The)                                  (452,062)
          (50,704)  United Natural Foods Inc.                        (1,380,163)
                                                                 ---------------
                                                                     (3,137,162)
                                                                 ---------------
FOOD PRODUCTS - (1.8)%
          (35,930)  Archer-Daniels-Midland Co.                       (1,188,564)
          (14,228)  Hormel Foods Corp.                                 (509,079)
          (25,002)  Pilgrim's Pride Corp.                              (868,319)
          (16,600)  Smithfield Foods Inc.                              (522,900)
                                                                 ---------------
                                                                     (3,088,862)
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - (2.1)%
          (26,297)  Cooper Companies, Inc. (The)                     (1,378,489)
           (5,439)  Hillenbrand Industries, Inc.                       (299,254)
          (10,439)  Inverness Medical
                    Innovations, Inc.                                  (577,485)
          (29,915)  ResMed Inc.                                      (1,282,456)
           (4,226)  Thoratec Corp.                                      (87,436)
                                                                 ---------------
                                                                     (3,625,120)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - (2.6)%
           (4,136)  Brookdale Senior Living Inc.                       (164,654)
             (802)  Health Management
                    Associates, Inc. Cl A                                (5,566)
           (4,001)  Healthways, Inc.                                   (215,934)
           (1,011)  LifePoint Hospitals Inc.                            (30,340)
          (34,690)  Omnicare, Inc.                                   (1,149,280)
          (13,551)  Owens & Minor Inc.                                 (516,158)
         (314,251)  Tenet Healthcare Corp.                           (1,055,883)
          (25,478)  Universal Health Services, Inc.
                    Cl B                                             (1,386,513)
                                                                 ---------------
                                                                     (4,524,328)
                                                                 ---------------
HEALTH CARE TECHNOLOGY - (0.8)%
          (49,906)  Allscripts Healthcare
                    Solutions, Inc.                                  (1,348,959)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (3.3)%
          (12,461)  CEC Entertainment Inc.                             (334,827)
          (30,537)  Cheesecake Factory Inc.                            (716,703)
          (22,898)  Life Time Fitness Inc.                           (1,404,563)
             (744)  Orient-Express Hotels Ltd. Cl A                     (38,146)
          (16,010)  Panera Bread Co. Cl A                              (653,208)
          (27,901)  Royal Caribbean Cruises Ltd.                     (1,088,976)
          (37,338)  Scientific Games Corp. Cl A                      (1,403,909)
           (4,099)  Texas Roadhouse Inc. Cl A                           (47,958)
                                                                 ---------------
                                                                     (5,688,290)
                                                                 ---------------
HOUSEHOLD DURABLES - (0.2)%
           (2,691)  Hovnanian Enterprises Inc.                          (29,842)
          (10,940)  Meritage Homes Corp.                               (154,473)
                                                                 ---------------
                                                                       (184,315)
                                                                 ---------------
HOUSEHOLD PRODUCTS - (0.5)%
          (30,401)  Central Garden & Pet Co.                           (270,568)
          (68,950)  Central Garden & Pet Co. Cl A                      (619,171)
                                                                 ---------------
                                                                       (889,739)
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - (0.9)%
          (32,069)  Carlisle Companies Inc.                          (1,558,553)
                                                                 ---------------
INSURANCE - (6.0)%
          (91,787)  Conseco Inc.                                     (1,468,592)
           (2,488)  First American
                    Financial Corp. (The)                               (91,111)
          (13,254)  Hanover Insurance Group Inc.                       (585,694)
          (15,894)  Infinity Property & Casualty Corp.                 (639,257)
          (52,679)  IPC Holdings, Ltd.                               (1,519,789)
          (51,197)  Marsh & McLennan
                    Companies, Inc.                                  (1,305,523)
          (82,118)  Montpelier Re Holdings Ltd.                      (1,453,489)
          (57,936)  Progressive Corp. (The)                          (1,124,538)
          (13,109)  Stancorp Financial Group Inc.                      (649,027)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           (8,251)  State Auto Financial Corporation                   (241,342)
              (40)  United Fire & Casualty Co.                           (1,563)
           (2,542)  White Mountains Insurance
                    Group Ltd.                                       (1,321,204)
                                                                 ---------------
                                                                    (10,401,129)
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - (3.6)%
          (21,640)  Akamai Technologies, Inc.                          (621,717)
          (14,096)  Equinix Inc.                                     (1,250,174)
             (803)  Google Inc. Cl A                                   (455,519)
         (175,839)  RealNetworks Inc.                                (1,192,188)
          (15,523)  SAVVIS Inc.                                        (601,982)
          (25,822)  VistaPrint Ltd.                                    (964,968)
          (44,019)  Yahoo! Inc.                                      (1,181,470)
                                                                 ---------------
                                                                     (6,268,018)
                                                                 ---------------
IT SERVICES - (4.0)%
           (7,285)  Bearingpoint, Inc.                                  (29,504)
          (10,957)  Cognizant Technology
                    Solutions Corp. Cl A                               (874,040)
          (30,455)  Iron Mountain Incorporated                         (928,268)
          (69,900)  Isilon Systems Inc.                                (538,230)
          (62,075)  MoneyGram International Inc.                     (1,402,274)
          (58,386)  Perot Systems Corp. Cl A                           (987,307)
         (210,972)  Sapient Corp.                                    (1,415,622)
             (250)  SRA International, Inc. Cl A                         (7,021)
         (106,118)  Unisys Corp.                                       (702,501)
           (1,294)  VeriFone Holdings Inc.                              (57,363)
                                                                 ---------------
                                                                     (6,942,130)
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - (1.6)%
          (49,159)  Affymetrix Inc.                                  (1,247,164)
           (1,740)  Covance Inc.                                       (135,546)
          (37,086)  Pharmaceutical Product
                    Development, Inc.                                (1,314,328)
                                                                 ---------------
                                                                     (2,697,038)
                                                                 ---------------
MACHINERY - (4.1)%
          (33,531)  Albany International Corp.                       (1,257,077)
          (24,541)  Briggs & Stratton Corp.                            (617,942)
          (35,414)  Donaldson Co., Inc.                              (1,478,889)
          (28,157)  Graco Inc.                                       (1,101,220)
          (11,016)  Joy Global Inc.                                    (560,274)
          (16,392)  Terex Corp.                                      (1,459,216)
          (18,078)  Timken Co.                                         (671,598)
                                                                 ---------------
                                                                     (7,146,216)
                                                                 ---------------
MEDIA - (2.2)%
         (147,401)  Charter Communications, Inc.
                    Cl A                                               (380,295)
             (912)  Entercom Communications Corp.
                    Cl A                                                (17,629)
          (95,292)  Gatehouse Media, Inc.                            (1,214,973)
          (48,055)  Live Nation Inc.                                 (1,021,169)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         (154,746)  Mediacom Communications Corp.
                    Cl A                                             (1,090,959)
                                                                 ---------------
                                                                     (3,725,025)
                                                                 ---------------
METALS & MINING - (1.3)%
             (607)  Aber Diamond Corp.                                  (23,758)
           (1,680)  Coeur d'Alene Mines Corporation                      (6,367)
           (6,140)  Kaiser Aluminum Corp.                              (433,300)
          (42,330)  Natural Resource Partners L.P.                   (1,319,849)
          (16,718)  Watts Water Technologies, Inc.
                    Cl A                                               (513,243)
                                                                 ---------------
                                                                     (2,296,517)
                                                                 ---------------
MULTI-UTILITIES - (2.1)%
          (50,924)  Avista Corp.                                     (1,036,304)
          (25,577)  Integrys Energy Group Inc.                       (1,310,310)
          (52,323)  PNM Resources Inc.                               (1,218,079)
                                                                 ---------------
                                                                     (3,564,693)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (8.9)%
          (44,279)  Arch Coal Inc.                                   (1,493,973)
          (22,413)  Cameco Corp.                                     (1,036,377)
          (18,727)  Carrizo Oil & Gas Inc.                             (840,093)
          (11,606)  Delta Petroleum Corp.                              (208,328)
          (26,760)  Enbridge Energy Partners, L.P.
                    Cl A                                             (1,306,691)
          (35,793)  Encore Acquisition Co.                           (1,132,848)
          (43,120)  Enterprise Products Partners L.P.                (1,304,380)
          (73,468)  EXCO Resources, Inc.                             (1,215,161)
          (24,784)  Goodrich Petroleum Corp.                           (785,653)
          (18,261)  Helix Energy Solutions Group, Inc.                 (775,362)
          (38,561)  Linn Energy LLC                                  (1,229,325)
              (30)  Murphy Oil Corp.                                     (2,097)
          (31,371)  Peabody Energy Corp.                             (1,501,730)
          (15,974)  Quicksilver Resources Inc.                         (751,577)
           (7,588)  Regency Energy Partners L.P.                       (223,087)
          (10,365)  Southwestern Energy Company                        (433,775)
          (30,482)  US BioEnergy Corp.                                 (235,016)
          (20,685)  World Fuel Services Corp.                          (844,155)
                                                                 ---------------
                                                                    (15,319,628)
                                                                 ---------------
PAPER & FOREST PRODUCTS - (0.8)%
          (78,416)  Louisiana-Pacific Corp.                          (1,330,720)
                                                                 ---------------
PERSONAL PRODUCTS - (1.3)%
          (38,328)  Avon Products, Inc.                              (1,438,450)
          (31,492)  Bare Escentuals Inc.                               (783,206)
                                                                 ---------------
                                                                     (2,221,656)
                                                                 ---------------
PHARMACEUTICALS - (2.4)%
          (52,825)  Abraxis BioScience Inc.                          (1,205,995)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (36,140)  Adams Respiratory
                    Therapeutics, Inc.                               (1,392,836)
          (60,331)  Alpharma Inc. Cl A                               (1,288,670)
          (14,644)  Medicines Company                                  (260,810)
             (169)  Par Pharmaceutical
                    Companies Inc.                                       (3,136)
                                                                 ---------------
                                                                     (4,151,447)
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - (1.9)%
          (20,994)  American Financial Realty Trust                    (169,002)
          (33,244)  Douglas Emmett Inc.                                (822,124)
          (45,089)  Equity One, Inc.                                 (1,226,421)
           (6,803)  First Industrial Realty Trust Inc.                 (264,433)
          (16,559)  Healthcare Realty Trust Inc.                       (441,463)
          (10,142)  Post Properties, Inc.                              (392,495)
                                                                 ---------------
                                                                     (3,315,938)
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - (0.7)%
          (23,434)  Forest City Enterprises Cl A                     (1,292,619)
                                                                 ---------------
ROAD & RAIL - (1.0)%
          (18,140)  AMERCO                                           (1,151,164)
          (26,625)  Hertz Global Holdings, Inc.                        (604,920)
                                                                 ---------------
                                                                     (1,756,084)
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - (3.1)%
           (6,863)  Advanced Energy Industries, Inc.                   (103,631)
         (108,810)  Advanced Micro Devices, Inc.                     (1,436,292)
         (389,614)  Conexant Systems Inc.                              (467,537)
          (13,981)  Diodes Inc.                                        (448,790)
          (85,134)  Marvell Technology Group Ltd.                    (1,393,644)
          (39,404)  Micron Technology, Inc.                            (437,384)
          (19,195)  Microsemi Corp.                                    (535,157)
          (10,239)  Silicon Laboratories Inc.                          (427,581)
           (3,299)  Spansion Inc. Cl A                                  (27,876)
                                                                 ---------------
                                                                     (5,277,892)
                                                                 ---------------
SOFTWARE - (2.2)%
          (45,671)  ACI Worldwide, Inc.                              (1,020,747)
          (21,175)  Activision, Inc.                                   (457,168)
           (7,867)  Electronic Arts Inc.                               (440,474)
          (38,527)  Quality Systems Inc.                             (1,411,244)
          (27,792)  Take-Two Interactive
                    Software, Inc.                                     (474,687)
                                                                 ---------------
                                                                     (3,804,320)
                                                                 ---------------
SPECIALTY RETAIL - (5.4)%
          (83,476)  Borders Group Inc.                               (1,112,735)
         (169,271)  Charming Shoppes, Inc.                           (1,421,876)
          (35,127)  Chico's FAS, Inc.                                  (493,534)
          (99,761)  Circuit City Stores Inc.                           (789,110)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
          (17,773)  Genesco Inc.                                       (819,868)
          (22,452)  Group 1 Automotive, Inc.                           (753,714)
          (45,357)  Limited Brands, Inc.                             (1,038,222)
          (30,902)  Pacific Sunwear of California                      (457,350)
             (981)  Stage Stores Inc.                                   (17,883)
          (19,413)  Tractor Supply Co.                                 (894,745)
           (9,061)  Urban Outfitters Inc.                              (197,530)
          (60,990)  Zale Corp.                                       (1,411,309)
                                                                 ---------------
                                                                     (9,407,876)
                                                                 ---------------
STORAGE - (0.5)%
          (65,566)  U-Store-It Trust                                   (865,470)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (0.9)%
           (1,482)  Heelys Inc.                                         (11,812)
          (40,458)  Quiksilver, Inc.                                   (578,549)
          (38,914)  Skechers U.S.A., Inc. Cl A                         (859,999)
           (1,271)  Volcom, Inc.                                        (54,043)
                                                                 ---------------
                                                                     (1,504,403)
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - (1.0)%
          (19,195)  Brookline Bancorp, Inc.                            (222,470)
          (26,552)  Capitol Federal Financial                          (908,078)
          (19,685)  Hudson City Bancorp, Inc.                          (302,755)
          (10,805)  NewAlliance Bancshares, Inc.                       (158,617)
           (6,839)  TFS Financial Corp.                                 (88,498)
                                                                 ---------------
                                                                     (1,680,418)
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - (1.2)%
          (12,377)  Aircastle Ltd.                                     (413,639)
           (7,312)  Fastenal Co.                                       (332,038)
           (8,014)  H&E Equipment Services, Inc.                       (144,093)
           (4,712)  UAP Holding Corp.                                  (147,768)
          (21,908)  Watsco Inc.                                      (1,017,188)
                                                                 ---------------
                                                                     (2,054,726)
                                                                 ---------------
WATER UTILITIES - (0.5)%
          (39,648)  Aqua America Inc.                                  (899,216)
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - (0.7)%
           (5,320)  NII Holdings, Inc.                                 (437,038)
          (71,836)  Terrestar Corp.                                    (691,781)
                                                                 ---------------
                                                                     (1,128,819)
                                                                 ---------------
TOTAL SECURITIES SOLD SHORT - (99.9)%                             $(172,726,430)
(Proceeds $181,296,467)                                          ===============

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $160,027,485
                                                                 ===============
Gross tax appreciation of investments                              $ 18,840,774
Gross tax depreciation of investments                                (6,952,050)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   11,888,724
                                                                 ---------------
Net tax appreciation (depreciation) of
securities sold short                                                 8,570,037
                                                                 ---------------
Net tax appreciation (depreciation)                                $ 20,458,761
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL CORE EQUITY FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AUSTRALIA - 7.3%
             5,749  Australia & New Zealand
                    Banking Group Ltd.                             $     151,733
             2,596  Coca-Cola Amatil Ltd.                                 20,762
             2,889  Leighton Holdings Ltd.                               132,216
            19,700  Minara Resources Ltd.                                113,966
            23,717  Perilya Ltd.                                          84,094
            11,900  Telstra Corp. Ltd.                                    46,107
             1,416  Westfield Group                                       27,306
                                                                 ---------------
                                                                         576,184
                                                                 ---------------
AUSTRIA - 0.8%
               200  Bank Austria Creditanstalt AG                         41,382
               213  voestalpine AG                                        18,419
                                                                 ---------------
                                                                          59,801
                                                                 ---------------
BELGIUM - 1.3%
             2,100  Fortis SA                                             61,880
             2,100  Fortis SA Rights                                      11,147
               492  Tessenderlo Chemie N.V.                               28,532
                                                                 ---------------
                                                                         101,559
                                                                 ---------------
DENMARK - 0.8%
               200  Carlsberg AS Cl B                                     27,331
               318  Novo Nordisk AS Cl B                                  38,405
                                                                 ---------------
                                                                          65,736
                                                                 ---------------
FINLAND - 1.6%
             2,062  Rautaruukki Oyj                                      125,020
                                                                 ---------------
FRANCE - 11.9%
             2,482  Air France-KLM                                        91,269
             1,558  BNP Paribas                                          170,606
               146  Bongrain SA                                           18,021
                 6  Camaieu(1)                                             2,654
             2,640  Credit Agricole SA                                   101,901
                58  Eramet                                                21,138
             3,176  France Telecom SA                                    106,457
             1,396  Peugeot SA                                           115,298
                64  Pierre & Vacances                                      8,887
               310  Plastic Omnium SA                                     17,142
             1,766  Rallye SA                                            126,000
             1,600  Suez SA                                               94,294
               193  Total SA                                              15,703
               209  Unibail-Rodamco                                       53,828
                                                                 ---------------
                                                                         943,198
                                                                 ---------------
GERMANY - 9.0%
                50  Allianz SE                                            11,690
               700  Deutsche Bank AG                                      90,277
             1,800  Deutsche Lufthansa AG                                 51,807

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               503  Douglas Holding AG                                    31,445
             2,232  Gildemeister AG                                       62,043
               341  RWE AG                                                42,917
             2,319  ThyssenKrupp AG                                      147,783
               722  Volkswagen AG(2)                                     163,296
             1,015  Vossloh AG                                           109,641
                                                                 ---------------
                                                                         710,899
                                                                 ---------------
GREECE - 0.8%
             3,229  SIDENOR Steel Products
                    Manufacturing Co. SA                                  66,811
                                                                 ---------------
HONG KONG - 2.4%
             4,000  Chinese Estates Holdings Ltd.                          6,424
             1,000  CLP Holdings Ltd.                                      6,923
             7,000  Hang Lung Group Ltd.                                  39,814
            27,000  Industrial & Commercial
                    Bank of China (Asia) Ltd.                             75,395
             8,000  Vtech Holdings Ltd.                                   59,194
                                                                 ---------------
                                                                         187,750
                                                                 ---------------
IRELAND - 0.9%
             2,128  Paddy Power plc                                       74,699
                                                                 ---------------
ITALY - 4.5%
            12,254  AEM SpA                                               45,900
             1,060  Danieli & C. Officine
                    Meccaniche SpA                                        36,150
             3,300  Enel SpA                                              37,389
             4,768  ENI SpA                                              176,828
             1,937  Fiat SpA                                              58,624
                                                                 ---------------
                                                                         354,891
                                                                 ---------------
JAPAN - 17.4%
               100  Alfresa Holdings Corp.                                 6,388
               100  Brother Industries Ltd.                                1,281
             3,700  Capcom Co. Ltd.                                       85,443
             1,300  Daiichikosho Co. Ltd.                                 14,523
             2,900  Fuji Machine
                    Manufacturing Co. Ltd.                                56,481
            11,000  Itochu Corp.                                         133,719
             4,000  Japan Steel Works Ltd. (The)                          66,472
                 8  Japan Tobacco Inc.                                    43,989
             8,000  Kaken Pharmaceutical Co. Ltd.                         58,072
                 3  KDDI Corp.                                            22,274
             7,000  Kyowa Hakko Kogyo Co., Ltd.(2)                        72,162
             6,000  Marubeni Corp.                                        55,109
             1,000  Matsushita Electric Works, Ltd.                       12,069
             1,900  Mitsubishi Corp.                                      60,268
             1,000  Mitsubishi Materials Corp.                             6,222
                 4  Mitsubishi UFJ Financial
                    Group, Inc.                                           35,205
             1,500  Mitsumi Electric Co., Ltd.                            61,305
                 3  Mizuho Financial Group Inc.                           17,123
            11,000  Nippon Oil Corp.                                     102,279
             4,000  Nippon Steel Corp.                                    28,827
             1,100  Okinawa Electric
                    Power Co. Inc. (The)                                  70,071
             2,100  Seiko Epson Corp.                                     52,063
               200  Suzuken Co. Ltd.                                       6,745

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               200  Tohoku Electric Power Co., Inc.                        4,279
            15,000  Toshiba Corp.(2)                                     140,255
               700  Toyota Motor Corp.                                    41,358
               800  Uni-Charm Corp.(2)                                    49,148
             4,500  Urban Corp.                                           73,056
                                                                 ---------------
                                                                       1,376,186
                                                                 ---------------
NETHERLANDS - 5.0%
             1,400  ABN AMRO Holding N.V.                                 73,816
             1,784  Aegon N.V.                                            34,188
             1,600  ASM International N.V.(2)                             45,708
               134  Heineken Holding N.V.                                  7,687
             2,300  ING Groep N.V. CVA                                   102,168
               600  Koninklijke KPN N.V.                                  10,420
             1,468  Oce N.V.                                              30,877
             1,730  Royal Dutch Shell plc Cl B                            71,195
               673  Unilever N.V. CVA                                     20,791
                                                                 ---------------
                                                                         396,850
                                                                 ---------------
NEW ZEALAND - 0.1%
             2,311  Telecom Corp. of
                    New Zealand Ltd.                                       7,828
                                                                 ---------------
NORWAY - 1.3%
             2,100  Frontline Ltd.(2)                                    103,160
                                                                 ---------------
PORTUGAL - 0.3%
               400  Banco Espirito Santo, SA                               9,075
               700  Semapa - Sociedade de
                    Investimento e Gestao SGPS, SA                        11,417
                                                                 ---------------
                                                                          20,492
                                                                 ---------------
SINGAPORE - 1.2%
             3,000  CapitaMall Trust                                       7,873
             1,000  Jardine Cycle & Carriage Ltd.                         12,450
             1,000  Keppel Corp. Ltd.                                      9,690
            17,000  Neptune Orient Lines Ltd.                             60,633
               500  Singapore Petroleum Co. Ltd.                           2,288
                                                                 ---------------
                                                                          92,934
                                                                 ---------------
SPAIN - 4.3%
               600  Duro Felguera, SA                                      6,866
             1,519  Obrascon Huarte Lain, SA                              56,920
             2,100  Repsol YPF, SA                                        75,065
             7,231  Telefonica SA                                        202,547
                                                                 ---------------
                                                                         341,398
                                                                 ---------------
SWEDEN - 2.8%
             3,000  Boliden AB                                            63,944
             5,200  Electrolux AB Series B                               110,230
             3,000  Peab AB                                               32,496

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,500  Peab Industri AB Cl B(1)                              13,977
                                                                 ---------------
                                                                         220,647
                                                                 ---------------
SWITZERLAND - 6.2%
             2,013  Actelion Ltd.(1)                                     111,603
               500  Baloise Holding AG                                    50,627
                41  Banque Cantonale Vaudoise                             18,414
                30  Bucher Industries AG                                   5,575
             1,344  Credit Suisse Group                                   89,300
               100  Forbo Holding AG                                      59,309
               100  Galenica Holding AG                                   42,762
                42  Nestle SA                                             18,881
               138  Novartis AG                                            7,621
               151  Roche Holding AG                                      27,399
               100  Swiss Life Holding                                    25,958
               300  Swiss Reinsurance                                     26,741
                44  Tecan Group AG                                         2,837
                                                                 ---------------
                                                                         487,027
                                                                 ---------------
UNITED KINGDOM - 18.1%
             1,094  3i Group plc                                          22,310
             2,000  Alliance & Leicester plc                              32,399
               400  AstraZeneca plc                                       20,037
             8,217  Aviva plc                                            123,701
               800  Babcock International Group plc                        8,345
             1,118  Barclays plc                                          13,618
               700  Berkeley Group Holdings plc                           20,532
               372  BHP Billiton plc                                      13,316
             3,267  Bovis Homes Group plc                                 43,702
             4,082  BP plc                                                47,382
            10,873  Britvic plc                                           71,834
            21,558  BT Group plc                                         135,371
             5,270  Centrica plc                                          41,015
             7,000  Dairy Crest Group plc                                 90,059
               401  Davis Service Group plc (The)                          4,392
             3,116  De La Rue plc                                         46,527
               343  GlaxoSmithKline plc                                    9,099
             5,000  HBOS plc                                              93,526
             2,376  HSBC Holdings plc                                     43,958
             3,804  Investec plc                                          39,837
             7,200  Kesa Electricals plc                                  40,536
            44,339  Legal & General Group plc                            121,163
            11,000  Lloyds TSB Group plc                                 122,059
            22,100  Old Mutual plc                                        72,461
            11,600  Royal Bank of Scotland Group plc                     124,565
             3,414  St Ives plc                                           14,315
             6,058  Vodafone Group plc                                    21,870
                                                                 ---------------
                                                                       1,437,929
                                                                 ---------------
TOTAL COMMON STOCKS                                                    7,750,999
(Cost $7,047,456)                                                ---------------

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS - 1.1%
GERMANY - 1.1%
             2,800  ProSiebenSat.1 Media AG                               88,060
                                                                 ---------------
(Cost $84,609)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 7.2%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $568,714)                                    568,470
                                                                 ---------------
(Cost $568,470)

TOTAL INVESTMENT SECURITIES - 106.3%                                   8,407,529
                                                                 ---------------
(Cost $7,700,535)

OTHER ASSETS AND LIABILITIES - (6.3)%                                  (498,462)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   7,909,067
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 28.0%
Industrials                                                                14.1%
Consumer Discretionary                                                     11.6%
Materials                                                                   9.2%
Energy                                                                      7.5%
Telecommunication Services                                                  7.0%
Consumer Staples                                                            6.3%
Information Technology                                                      6.0%
Health Care                                                                 5.1%
Utilities                                                                   4.3%
Cash and Equivalents(+)                                                     0.9%

(+) Includes securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA = Certificaten Van Aandelen
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $543,922.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of September 30, 2007, securities with an aggregate value of $49,182, which represented 0.6% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $7,706,122
                                                                 ===============
Gross tax appreciation of investments                                $  958,092
Gross tax depreciation of investments                                  (256,685)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  701,407
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT EQUITY GROWTH FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 2.2%
             3,142  Boeing Co.                                     $     329,879
            16,735  Lockheed Martin Corp.                              1,815,581
                                                                 ---------------
                                                                       2,145,460
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
             1,010  C.H. Robinson Worldwide Inc.                          54,833
             2,041  FedEx Corporation                                    213,795
             7,720  United Parcel Service, Inc. Cl B                     579,772
                                                                 ---------------
                                                                         848,400
                                                                 ---------------
AIRLINES - 0.1%
             5,073  Southwest Airlines Co.                                75,080
                                                                 ---------------
AUTO COMPONENTS - 0.4%
             4,219  Magna International Inc. Cl A                        406,332
                                                                 ---------------
AUTOMOBILES - 0.2%
            28,269  Ford Motor Co.(1)                                    240,004
                                                                 ---------------
BEVERAGES - 0.6%
            19,193  Coca-Cola Enterprises Inc.                           464,855
             4,419  PepsiAmericas, Inc.                                  143,352
                                                                 ---------------
                                                                         608,207
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
             5,735  Amgen Inc.(1)                                        324,429
            17,941  Biogen Idec Inc.(1)                                1,190,027
            18,212  Gilead Sciences, Inc.(1)                             744,324
                                                                 ---------------
                                                                       2,258,780
                                                                 ---------------
CAPITAL MARKETS - 3.2%
             5,716  Goldman Sachs Group, Inc. (The)                    1,238,886
             4,171  Merrill Lynch & Co., Inc.                            297,309
            24,989  Morgan Stanley                                     1,574,307
                                                                 ---------------
                                                                       3,110,502
                                                                 ---------------
CHEMICALS - 0.9%
            18,494  Celanese Corp., Series A                             720,896
             1,464  CF Industries Holdings, Inc.                         111,132
                                                                 ---------------
                                                                         832,028
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.4%
             1,283  Royal Bank of Canada                                  71,232
            35,874  Wells Fargo & Co.                                  1,277,832
                                                                 ---------------
                                                                       1,349,064
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            10,472  Deluxe Corp.                                         385,788
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
            74,771  Cisco Systems Inc.(1)                              2,475,668
             1,947  CommScope, Inc.(1)                                    97,817
                                                                 ---------------
                                                                       2,573,485
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
             1,365  Apple Inc.(1)                                        209,582
             6,079  Emulex Corp.(1)                                      116,534
            55,101  Hewlett-Packard Co.                                2,743,479
             3,816  NCR Corp.(1)                                         190,037
                                                                 ---------------
                                                                       3,259,632
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.1%
            22,151  Chicago Bridge & Iron Company
                    New York Shares                                      953,822
             9,232  EMCOR Group Inc.(1)                                  289,516
             3,794  Fluor Corp.                                          546,260
             4,656  Perini Corp.(1)                                      260,410
                                                                 ---------------
                                                                       2,050,008
                                                                 ---------------
CONSUMER FINANCE - 1.3%
            17,665  American Express Co.                               1,048,771
            12,285  Discover Financial Services(1)                       255,528
                                                                 ---------------
                                                                       1,304,299
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
            10,281  Rock-Tenn Co. Cl A(2)                                297,121
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
            16,166  Sotheby's                                            772,573
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.7%
            37,539  Bank of America Corp.                              1,887,086
            64,572  Citigroup Inc.                                     3,013,576
            55,738  JPMorgan Chase & Co.                               2,553,915

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            17,700  McGraw-Hill
                    Companies, Inc. (The)                                901,107
                                                                 ---------------
                                                                       8,355,684
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.2%
            36,572  AT&T Inc.                                          1,547,361
               480  CenturyTel Inc.                                       22,186
            13,410  Verizon Communications Inc.                          593,795
                                                                 ---------------
                                                                       2,163,342
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
             1,228  Edison International                                  68,093
             3,377  El Paso Electric Co.(1)                               78,110
            10,220  Entergy Corp.                                      1,106,723
            27,743  Reliant Energy, Inc.(1)                              710,221
                                                                 ---------------
                                                                       1,963,147
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
            10,801  Acuity Brands Inc.                                   545,235
            17,192  GrafTech International Ltd.(1)                       306,705
                                                                 ---------------
                                                                         851,940
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
             8,840  Avnet Inc.(1)                                        352,362
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.5%
             2,738  Halliburton Co.                                      105,139
             9,481  National Oilwell Varco, Inc.(1)                    1,370,005
                                                                 ---------------
                                                                       1,475,144
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
            53,555  Kroger Co. (The)                                   1,527,389
                                                                 ---------------
FOOD PRODUCTS - 0.8%
            13,053  General Mills, Inc.                                  757,205
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
            30,097  Baxter International Inc.                          1,693,859
            15,931  Becton, Dickinson & Co.                            1,307,139
             1,155  Kinetic Concepts Inc.(1)                              65,003
             5,993  Mettler-Toledo
                    International, Inc.(1)                               611,286
                                                                 ---------------
                                                                       3,677,287
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.1%
             3,708  Apria Healthcare Group Inc.(1)                        96,445

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,380  Express Scripts, Inc.(1)                             244,492
             3,885  Healthspring Inc.(1)                                  75,758
            24,755  Humana Inc.(1)                                     1,729,879
             4,132  McKesson Corp.                                       242,920
            15,326  WellCare Health Plans Inc.(1)                      1,615,820
                                                                 ---------------
                                                                       4,005,314
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
            10,447  Choice Hotels International Inc.                     393,538
            20,571  McDonald's Corporation                             1,120,503
                                                                 ---------------
                                                                       1,514,041
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             1,092  Blyth, Inc.(2)                                        22,331
               952  NVR, Inc.(1)(2)                                      447,678
             3,720  Snap-on Incorporated                                 184,289
                                                                 ---------------
                                                                         654,298
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.3%
             2,998  Colgate-Palmolive Co.                                213,817
             9,077  Energizer Holdings Inc.(1)                         1,006,186
               469  Procter & Gamble Co. (The)                            32,989
                                                                 ---------------
                                                                       1,252,992
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.9%
            20,130  AES Corp. (The)(1)                                   403,405
             7,351  TXU Corp.                                            503,323
                                                                 ---------------
                                                                         906,728
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.6%
            37,353  General Electric Co.                               1,546,414
                                                                 ---------------
INSURANCE - 5.0%
             4,641  Ace, Ltd.                                            281,105
            10,276  American Financial Group, Inc.                       292,763
            14,700  Arch Capital Group Ltd.(1)                         1,093,828
            25,002  Aspen Insurance Holdings Ltd.                        697,806
            26,107  Axis Capital Holdings Ltd.                         1,015,823
            12,351  Berkley (W.R.) Corp.                                 365,960
            25,569  Endurance Specialty Holdings Ltd.                  1,062,392
                                                                 ---------------
                                                                       4,809,677
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
             2,496  Amazon.com, Inc.(1)                                  232,502
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.1%
             5,205  United Online, Inc.                                   78,127
                                                                 ---------------
IT SERVICES - 5.1%
            38,076  Accenture Ltd. Cl A                                1,532,559
             8,637  Electronic Data Systems Corp.                        188,632
            25,821  International Business
                    Machines Corp.                                     3,041,713
             7,593  Total System Services Inc.(2)                        210,934
                                                                 ---------------
                                                                       4,973,838
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.6%
            12,392  Eastman Kodak Co.(2)                                 331,610
            17,982  Hasbro, Inc.                                         501,338
            30,797  Mattel, Inc.                                         722,498
                                                                 ---------------
                                                                       1,555,446
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
             3,570  Invitrogen Corp.(1)                                  291,776
                                                                 ---------------
MEDIA - 5.0%
            28,181  DIRECTV Group, Inc. (The)(1)                         684,235
            30,776  EchoStar Communications Corp.
                    Cl A(1)                                            1,440,625
             2,528  Omnicom Group Inc.                                   121,572
            16,922  Regal Entertainment Group Cl A                       371,438
             8,609  Sinclair Broadcast Group, Inc. Cl A                  103,652
             5,654  Viacom Inc. Cl B(1)                                  220,336
            55,650  Walt Disney Co. (The)                              1,913,803
                                                                 ---------------
                                                                       4,855,661
                                                                 ---------------
METALS & MINING - 0.1%
               957  AK Steel Holding Corp.(1)                             42,060
               816  Freeport-McMoRan Copper &
                    Gold, Inc.                                            85,590
                                                                 ---------------
                                                                         127,650
                                                                 ---------------
MULTILINE RETAIL - 1.2%
            25,454  Big Lots, Inc.(1)                                    759,547
            10,000  Dollar Tree Stores Inc.(1)                           405,400
                                                                 ---------------
                                                                       1,164,947
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
            37,659  Xerox Corp.(1)                                       653,007
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.6%
            25,646  Chevron Corp.                                      2,399,953
            29,235  ConocoPhillips                                     2,565,956
            19,719  EnCana Corp.                                       1,219,620

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            58,832  Exxon Mobil Corp.                                  5,445,490
             1,216  Holly Corp.                                           72,753
             5,375  Valero Energy Corp.                                  361,093
                                                                 ---------------
                                                                      12,064,865
                                                                 ---------------
PHARMACEUTICALS - 5.5%
            19,469  Biovail Corp.                                        338,177
            18,293  Eli Lilly and Company                              1,041,420
            42,270  Johnson & Johnson                                  2,777,138
             3,320  Merck & Co., Inc.                                    171,611
            18,437  Pfizer Inc.                                          450,416
            12,829  Watson Pharmaceuticals, Inc.(1)                      415,660
                                                                 ---------------
                                                                       5,194,422
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.1%
               863  CB Richard Ellis Group, Inc.
                    Cl A(1)                                               24,026
             1,102  Jones Lang LaSalle Inc.                              113,241
                                                                 ---------------
                                                                         137,267
                                                                 ---------------
ROAD & RAIL - 0.7%
             2,352  Burlington Northern
                    Santa Fe Corp.                                       190,912
             2,857  CSX Corporation                                      122,080
             2,654  Norfolk Southern Corp.                               137,769
             1,859  Union Pacific Corp.                                  210,178
                                                                 ---------------
                                                                         660,939
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.8%
            23,578  Applied Materials, Inc.                              488,065
               845  ASM International N.V.(2)                             24,150
            12,802  Intel Corp.                                          331,060
            20,058  NVIDIA Corp.(1)                                      726,901
            12,142  Teradyne, Inc.(1)                                    167,560
                                                                 ---------------
                                                                       1,737,736
                                                                 ---------------
SOFTWARE - 0.9%
             8,908  BMC Software Inc.(1)                                 278,197
            15,457  Microsoft Corporation                                455,363
             4,698  Oracle Corp.(1)                                      101,712
                                                                 ---------------
                                                                         835,272
                                                                 ---------------
SPECIALTY RETAIL - 2.8%
             9,635  AutoZone, Inc.(1)                                  1,119,008
             2,428  Gymboree Corp.(1)                                     85,563
             3,244  Men's Wearhouse, Inc. (The)                          163,887
            37,162  RadioShack Corp.                                     767,767

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            20,868  TJX Companies, Inc. (The)                            606,633
                                                                 ---------------
                                                                       2,742,858
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             8,856  Washington Mutual, Inc.                              312,705
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
             1,290  United States Cellular Corp.(1)                      126,678
                                                                 ---------------
TOTAL COMMON STOCKS                                                   96,075,423
(Cost $85,780,529)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
          $100,000  FHLB Discount Notes,
                    4.00%, 10/1/07(3)                                    100,000
                                                                 ---------------
(Cost $100,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 0.9%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $870,537)                                    870,164
                                                                 ---------------
(Cost $870,164)

TOTAL INVESTMENT SECURITIES - 100.4%                                  97,045,587
                                                                 ---------------
(Cost $86,750,693)

OTHER ASSETS AND LIABILITIES - (0.4)%                                  (410,832)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  96,634,755
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) Security, or a portion there of, was on loan as of September 30, 2007.
    The aggregate value of securities on loan at September 30, 2007, was
    $845,444.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $87,053,940
                                                                 ===============
Gross tax appreciation of investments                               $12,425,140
Gross tax depreciation of investments                                (2,433,119)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 9,992,021
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT SMALL COMPANY FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 1.4%
             3,186  Cubic Corp.                                     $    134,354
             3,309  Curtiss-Wright Corp.                                 157,177
               140  Teledyne Technologies Inc.(1)                          7,475
               365  United Industrial Corp.(2)                            27,470
                                                                 ---------------
                                                                         326,476
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             1,194  Forward Air Corp.                                     35,557
             1,315  Hub Group Inc. Cl A(1)                                39,490
                                                                 ---------------
                                                                          75,047
                                                                 ---------------
AIRLINES - 0.3%
             1,809  Frontier Airlines
                    Holdings, Inc.(1)(2)                                  11,198
             1,300  Mesa Air Group, Inc.(1)                                5,772
             2,599  SkyWest, Inc.                                         65,417
                                                                 ---------------
                                                                          82,387
                                                                 ---------------
AUTO COMPONENTS - 1.1%
             1,852  Aftermarket Technology Corp.(1)                       58,782
             2,174  Cooper Tire & Rubber Co.                              53,046
             3,237  Drew Industries Inc.(1)                              131,681
               304  GenTek Inc.(1)(2)                                      9,144
               749  Stoneridge Inc.(1)                                     7,640
                                                                 ---------------
                                                                         260,293
                                                                 ---------------
BEVERAGES - 0.1%
               219  Coca-Cola Bottling Co.
                    Consolidated                                          13,205
               390  PepsiAmericas, Inc.                                   12,652
                                                                 ---------------
                                                                          25,857
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
             3,311  Cubist Pharmaceuticals Inc.(1)                        69,961
             6,335  OSI Pharmaceuticals Inc.(1)                          215,327
                                                                 ---------------
                                                                         285,288
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
               631  Apogee Enterprises Inc.                               16,368
             2,628  Goodman Global, Inc.(1)                               62,757
                                                                 ---------------
                                                                          79,125
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             1,585  Calamos Asset Management, Inc.
                    Cl A                                                  44,745

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            10,782  SWS Group Inc.                                       190,733
                                                                 ---------------
                                                                         235,478
                                                                 ---------------
CHEMICALS - 2.6%
            10,012  Celanese Corp., Series A                             390,268
               895  CF Industries Holdings, Inc.                          67,939
             1,344  Koppers Holdings Inc.                                 51,892
             2,331  Methanex Corp.                                        59,207
             1,975  Terra Industries Inc.(1)                              61,739
                                                                 ---------------
                                                                         631,045
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
               970  BancFirst Corp.                                       43,524
             5,131  Bank of Hawaii Corporation                           271,172
               986  City Holding Company                                  35,900
             2,437  City National Corp.                                  169,395
             1,872  Commerce Bancshares, Inc.                             85,906
             2,774  East West Bancorp, Inc.                               99,753
               629  Financial Institutions, Inc.                          11,372
               247  First Citizens BancShares, Inc.                       43,077
               825  First Regional Bancorp(1)                             20,237
             2,695  Pacific Capital Bancorp                               70,879
               605  Preferred Bank                                        23,801
             1,439  Prosperity Bancshares, Inc.                           47,717
             2,672  SVB Financial Group(1)(2)                            126,546
               532  Temecula Valley Bancorp Inc.(2)                        9,028
               413  Trustmark Corp.                                       11,581
             1,741  Vineyard National Bancorp(2)                          29,110
                                                                 ---------------
                                                                       1,098,998
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.3%
             2,814  COMSYS IT Partners Inc.(1)                            47,303
             6,719  Deluxe Corp.                                         247,528
               184  Dun & Bradstreet Corp.                                18,144
               913  First Consulting Group Inc.(1)                         9,404
             2,775  Heidrick & Struggles
                    International Inc.(1)                                101,149
             5,332  Knoll Inc.                                            94,590
               190  Multi-Color Corp.                                      4,336
               496  PRG-Schultz International, Inc.(1)                     6,736
               724  Standard Parking Corp.(1)                             28,808
               414  Stericycle Inc.(1)                                    23,664
               300  Waste Industries USA, Inc.                             8,586
             4,631  Watson Wyatt Worldwide, Inc.
                    Cl A                                                 208,117
                                                                 ---------------
                                                                         798,365
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.2%
             2,028  Avici Systems Inc.                                    21,618
               446  Blue Coat Systems, Inc.(1)                            35,127
             5,391  CommScope, Inc.(1)                                   270,845
             2,625  Comtech
                    Telecommunications Corp.(1)                          140,411

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,566  InterDigital, Inc.(1)                                 53,321
                                                                 ---------------
                                                                         521,322
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
             7,299  Emulex Corp.(1)                                      139,922
            13,809  Immersion Corp.(1)(2)                                226,191
             3,741  Intevac, Inc.(1)                                      56,863
             7,069  Quantum Corp.(1)                                      24,035
             2,933  Western Digital Corp.(1)                              74,264
               155  Xyratex Ltd.(1)                                        2,974
                                                                 ---------------
                                                                         524,249
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.4%
             4,147  Chicago Bridge & Iron Company
                    New York Shares                                      178,570
            10,633  EMCOR Group Inc.(1)                                  333,450
               659  Michael Baker Corp.(1)                                32,298
             4,787  Perini Corp.(1)                                      267,737
                                                                 ---------------
                                                                         812,055
                                                                 ---------------
CONSUMER FINANCE - 0.3%
             2,141  Advanta Corp. Cl B                                    58,707
               199  AmeriCredit Corp.(1)                                   3,498
                                                                 ---------------
                                                                          62,205
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
               517  AEP Industries Inc.(1)                                21,890
             1,177  Crown Holdings Inc.(1)                                26,789
             7,696  Pactiv Corp.(1)                                      220,566
             6,992  Rock-Tenn Co. Cl A                                   202,069
               430  Silgan Holdings Inc.                                  23,113
                                                                 ---------------
                                                                         494,427
                                                                 ---------------
DISTRIBUTORS - 0.2%
             1,369  Core-Mark Holding Co., Inc.(1)                        48,230
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.9%
                97  Coinstar Inc.(1)                                       3,120
             2,346  CPI Corp.                                             90,368
             2,091  Pre-Paid Legal Services Inc.(1)                      115,967
             5,303  Sotheby's                                            253,431
                                                                 ---------------
                                                                         462,886
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
             1,055  CenturyTel Inc.                                       48,762
             8,503  Cincinnati Bell Inc.(1)                               42,005

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,660  Premiere Global Services Inc.(1)                      71,599
                                                                 ---------------
                                                                         162,366
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
               439  Allete Inc.                                           19,650
            11,755  El Paso Electric Co.(1)                              271,893
             4,638  UniSource Energy Corp.                               138,630
                                                                 ---------------
                                                                         430,173
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.7%
             6,839  Belden Inc.                                          320,817
             1,374  Encore Wire Corp.                                     34,529
            16,362  GrafTech International Ltd.(1)                       291,898
                                                                 ---------------
                                                                         647,244
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.4%
             4,553  Checkpoint Systems, Inc.(1)                          120,155
             2,583  Dolby Laboratories Inc. Cl A(1)                       89,940
               615  Itron Inc.(1)                                         57,238
               334  Littelfuse, Inc.(1)                                   11,920
             2,008  LoJack Corp.(1)                                       38,072
             7,726  Methode Electronics, Inc.                            116,276
               824  Tech Data Corp.(1)                                    33,059
               146  Tektronix, Inc.                                        4,050
             2,331  TESSCO Technologies, Inc.(1)                          36,573
             1,472  Trimble Navigation Ltd.(1)                            57,717
                                                                 ---------------
                                                                         565,000
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
               964  Bristow Group Inc.(1)                                 42,136
            31,759  Grey Wolf Inc.(1)(2)                                 208,022
             1,720  Gulfmark Offshore Inc.(1)                             83,695
             1,298  Oceaneering International, Inc.(1)                    98,388
             6,542  Trico Marine Services Inc.(1)                        194,952
                                                                 ---------------
                                                                         627,193
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
             3,516  Spartan Stores, Inc.                                  79,215
                                                                 ---------------
FOOD PRODUCTS - 3.0%
               808  Cal-Maine Foods, Inc.                                 20,394
             5,371  Corn Products International Inc.                     246,368
             7,401  Darling International Inc.(1)                         73,196
               187  Fresh Del Monte Produce Inc.(1)                        5,376
             5,785  Imperial Sugar Co.(2)                                151,162
               673  J.M. Smucker Co. (The)                                35,952
               415  Ralcorp Holdings, Inc.(1)                             23,165

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
                85  Seaboard Corp.                                       166,600
                                                                 ---------------
                                                                         722,213
                                                                 ---------------
GAS UTILITIES - 3.2%
               981  AGL Resources Inc.                                    38,867
             9,257  Energen Corp.                                        528,792
             2,776  Northwest Natural Gas Co.                            126,863
             7,034  SEMCO Energy, Inc.(1)(2)                              55,498
               447  UGI Corp.                                             11,613
                                                                 ---------------
                                                                         761,633
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
             1,361  Analogic Corporation                                  86,777
               224  Arthrocare Corp.(1)                                   12,519
             4,509  CONMED Corp.(1)                                      126,207
             3,630  Dade Behring Holdings Inc.                           277,151
             2,283  Greatbatch, Inc.(1)                                   60,705
             1,179  HealthTronics Inc.(1)                                  6,013
               155  Idexx Laboratories, Inc.(1)                           16,986
             4,720  Kinetic Concepts Inc.(1)                             265,642
             3,779  Mettler-Toledo
                    International, Inc.(1)                               385,457
             2,480  Nutraceutical
                    International Corp.(1)                                37,721
                 4  Respironics, Inc.(1)                                     192
                                                                 ---------------
                                                                       1,275,370
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.7%
             2,352  American Dental Partners Inc.(1)                      65,880
             1,846  AMERIGROUP Corporation(1)                             63,650
             9,720  Apria Healthcare Group Inc.(1)                       252,816
             3,680  Centene Corp.(1)                                      79,157
             2,967  Healthspring Inc.(1)                                  57,857
               309  Molina Healthcare Inc.(1)                             11,207
               503  Sierra Health Services, Inc.(1)                       21,222
             5,438  WellCare Health Plans Inc.(1)                        573,327
                                                                 ---------------
                                                                       1,125,116
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.5%
             4,366  Omnicell Inc.(1)                                     124,606
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
             5,288  AFC Enterprises, Inc.(1)                              79,585
             1,314  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                           155,224
             1,100  Choice Hotels International Inc.                      41,437
            16,439  Interstate Hotels & Resorts, Inc.(1)                  74,797
               843  Jack in the Box Inc.(1)                               54,660
             2,660  Papa John's International Inc.(1)                     65,010
             1,038  Triarc Cos., Inc. Cl B                                12,985
                                                                 ---------------
                                                                         483,698
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.8%
             2,743  American Greetings
                    Corporation Cl A                                      72,415
             1,062  Avatar Holdings Inc.(1)(2)                            53,026
               933  Helen of Troy Ltd.(1)                                 18,016
               113  NVR, Inc.(1)                                          53,138
             1,719  Snap-on Incorporated                                  85,159
               300  Tempur-Pedic International Inc.(2)                    10,725
             4,748  Tupperware Brands Corp.                              149,515
                                                                 ---------------
                                                                         441,994
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
             4,210  Teleflex Inc.                                        328,043
                                                                 ---------------
INSURANCE - 5.4%
             1,450  Allied World Assurance
                    Holdings Ltd.                                         75,270
             5,735  American Financial Group, Inc.                       163,390
               823  American Safety Insurance
                    Holdings, Ltd.(1)                                     16,312
            10,921  Aspen Insurance Holdings Ltd.                        304,804
             7,241  Endurance Specialty Holdings Ltd.                    300,863
               256  FBL Financial Group Inc. Cl A                         10,109
             3,911  HCC Insurance Holdings, Inc.                         112,011
                64  James River Group Inc.                                 2,074
             1,070  NYMAGIC, INC.                                         29,757
             3,009  Odyssey Re Holdings Corp.                            111,664
               292  Platinum Underwriters
                    Holdings Ltd.                                         10,500
             3,014  Reinsurance Group
                    of America, Inc.                                     171,105
               237  RenaissanceRe Holdings Ltd.                           15,502
                                                                 ---------------
                                                                       1,323,361
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.5%
               323  Blue Nile Inc.(1)(2)                                  30,401
             1,215  FTD Group, Inc.                                       18,079
             3,518  PC Mall Inc.(1)(2)                                    54,916
             1,889  Priceline.com Inc.(1)(2)                             167,649
             4,089  Systemax Inc.                                         83,579
                                                                 ---------------
                                                                         354,624
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
             7,164  Chordiant Software, Inc.(1)                           99,293
               747  Open Text Corp.(1)(2)                                 19,400
                                                                 ---------------
                                                                         118,693
                                                                 ---------------
IT SERVICES - 0.8%
             8,537  Acxiom Corp.                                         168,947
             1,134  CGI Group Inc. Cl A(1)                                12,928
               307  Mantech International Corp.
                    Cl A(1)                                               11,046
                                                                 ---------------
                                                                         192,921
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
               288  Arctic Cat Inc.                                        4,712
             3,293  JAKKS Pacific, Inc.(1)                                87,956
             4,692  Polaris Industries Inc.(2)                           204,664
            11,248  Sturm, Ruger & Co., Inc.(1)                          201,452
                                                                 ---------------
                                                                         498,784
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.1%
               517  Bio-Rad Laboratories, Inc. Cl A(1)                    46,789
             2,963  Invitrogen Corp.(1)                                  242,166
             3,423  Varian Inc.(1)                                       217,737
                                                                 ---------------
                                                                         506,692
                                                                 ---------------
MACHINERY - 1.4%
             6,484  Accuride Corp.(1)                                     78,521
                40  Axsys Technologies, Inc.(1)                            1,238
             3,133  EnPro Industries Inc.(1)                             127,201
                47  Lydall Inc.(1)                                           436
               474  Manitowoc Co., Inc. (The)                             20,989
               267  Mueller Industries Inc.                                9,649
             1,897  Robbins & Myers Inc.                                 108,679
                                                                 ---------------
                                                                         346,713
                                                                 ---------------
MARINE - 0.4%
             2,176  Kirby Corporation(1)                                  96,049
                                                                 ---------------
MEDIA - 1.3%
               106  Corus Entertainment Inc. Cl B                          5,033
             4,611  DreamWorks Animation
                    SKG Inc.(1)                                          154,099
             9,892  Sinclair Broadcast Group, Inc. Cl A                  119,100
             8,913  Westwood One, Inc.                                    24,511
                                                                 ---------------
                                                                         302,743
                                                                 ---------------
METALS & MINING - 1.5%
             2,599  AK Steel Holding Corp.(1)                            114,226
             6,661  Hecla Mining Co.(1)                                   59,616
             7,721  Northgate Minerals Corp.(1)                           21,928
             4,991  Ryerson Inc.                                         168,396
                                                                 ---------------
                                                                         364,166
                                                                 ---------------
MULTILINE RETAIL - 1.5%
             8,449  Big Lots, Inc.(1)                                    252,119
             2,899  Dollar Tree Stores Inc.(1)                           117,525
                                                                 ---------------
                                                                         369,644
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
               564  Delek US Holdings Inc.                                14,145
               440  Frontier Oil Corp.                                    18,322
             2,467  Holly Corp.                                          147,601
             1,245  MarkWest Hydrocarbon, Inc.                            72,372
             4,286  Tesoro Corp.                                         197,241
                                                                 ---------------
                                                                         449,681
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.6%
            10,200  Buckeye Technologies Inc.(1)                         154,428
                                                                 ---------------
PERSONAL PRODUCTS - 0.5%
             2,700  NBTY Inc.(1)                                         109,620
                                                                 ---------------
PHARMACEUTICALS - 1.6%
               656  Axcan Pharma Inc.(1)                                  13,625
             9,044  King Pharmaceuticals, Inc.(1)                        105,996
             1,831  ViroPharma Inc.(1)(2)                                 16,296
             6,286  Watson Pharmaceuticals, Inc.(1)                      203,666
               792  XenoPort, Inc.(1)                                     37,264
                                                                 ---------------
                                                                         376,847
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.5%
               145  Agree Realty Corp.(2)                                  4,544
             1,142  Capital Trust Inc. Cl A(2)                            40,541
             4,411  Equity Lifestyle Properties, Inc.                    228,490
             8,515  Gramercy Capital Corp.(2)                            214,323
             6,644  Taubman Centers Inc.                                 363,758
                                                                 ---------------
                                                                         851,656
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.2%
               475  Jones Lang LaSalle Inc.                               48,811
                                                                 ---------------
ROAD & RAIL - 1.4%
               967  Arkansas Best Corp.                                   31,582
             2,253  Heartland Express, Inc.(2)                            32,173
             3,182  Kansas City Southern
                    Industries, Inc.(1)                                  102,364
             2,374  Knight Transportation Inc.                            40,857
             2,330  Landstar System, Inc.                                 97,790
               979  Old Dominion Freight Line, Inc.(1)                    23,467
                                                                 ---------------
                                                                         328,233
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.6%
             6,479  Amkor Technology Inc.(1)                              74,638
             2,263  ASM International N.V.(2)                             64,677
             1,551  Asyst Technologies Inc.(1)                             8,205
               759  Cabot Microelectronics Corp.(1)                       32,447

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             5,169  Credence Systems Corp.(1)                             15,972
             2,240  Novellus Systems, Inc.(1)                             61,062
            28,621  ON Semiconductor Corp.(1)                            359,480
               265  Zoran Corp.(1)                                         5,353
                                                                 ---------------
                                                                         621,834
                                                                 ---------------
SOFTWARE - 2.2%
                16  American Software                                        147
             1,946  Magma Design Automation, Inc.(1)                      27,380
             5,383  SPSS Inc.(1)                                         221,457
            10,844  Sybase, Inc.(1)                                      250,822
               742  Synopsys, Inc.(1)                                     20,093
             4,602  TeleCommunication Systems, Inc.
                    Cl A(1)                                               18,362
                                                                 ---------------
                                                                         538,261
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
            10,635  Dress Barn Inc.(1)(2)                                180,901
             7,752  Gymboree Corp.(1)                                    273,181
             4,694  Jo-Ann Stores, Inc.(1)                                99,043
             1,768  Jos. A. Bank Clothiers, Inc.(1)(2)                    59,087
             2,950  Men's Wearhouse, Inc. (The)                          149,034
             1,024  Mothers Work Inc.(1)                                  19,118
               366  West Marine Inc.(1)                                    4,227
                                                                 ---------------
                                                                         784,591
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
               990  Deckers Outdoor Corp.(1)                             108,702
               543  Maidenform Brands, Inc.(1)                             8,623
             3,961  Perry Ellis International, Inc.(1)                   109,759
             3,178  Warnaco Group Inc. (The)(1)                          124,165
                                                                 ---------------
                                                                         351,249
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.7%
               365  BankUnited Financial Corp. Cl A(2)                     5,672
               221  Charter Financial Corp.                               11,934
             4,384  Corus Bankshares Inc.(2)                              57,080
               381  Imperial Capital Bancorp, Inc.                        10,763
             8,314  Ocwen Financial Corp.(1)(2)                           78,401
                69  WSFS Financial Corp.                                   4,306
                                                                 ---------------
                                                                         168,156
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
             4,463  Syniverse Holdings Inc.(1)                            70,962
                                                                 ---------------
TOTAL COMMON STOCKS                                                   23,926,316
(Cost $22,744,503)                                               ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 5.9%
Repurchase Agreement, Lehman Brothers, Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 5.15%, dated 9/28/07,
due 10/1/07 (Delivery value $1,412,980)                                1,412,374
                                                                 ---------------
(Cost $1,412,374)

TOTAL INVESTMENT SECURITIES - 105.6%                                  25,338,690
                                                                 ---------------
(Cost $24,156,877)

OTHER ASSETS AND LIABILITIES - (5.6)%                                (1,335,248)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 24,003,442
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2007. The aggregate value of securities on loan at September 30, 2007, was $1,376,579.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $24,370,495
                                                                 ===============
Gross tax appreciation of investments                               $ 2,275,783
Gross tax depreciation of investments                                (1,307,588)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   968,195
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

         /s/ Jonathan S. Thomas
By:      -------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    November 26, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      -------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    November 26, 2007

         /s/ Robert J. Leach
By:      -------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    November 26, 2007